AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 15, 2004


1933 ACT REGISTRATION NO. 33-13019

                                              1940 ACT REGISTRATION NO. 811-5083


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")
                        POST-EFFECTIVE AMENDMENT NO. 25


                                      AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26


                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)


             THOMAS H. ELWOOD, ESQ. - VAN ECK ASSOCIATES CORPORATION
                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
               COPY TO: PETER FARIEL, ESQ., GOODWIN, PROCTER LLP


                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109

--------------------------------------------------------------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[X] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ] ON [DATE] PURSUANT TO PARAGRAPH (b)
[ ] [DATE] PURSUANT TO PARAGRAPH (a)(1)
[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT


--------------------------------------------------------------------------------
Title of securities being registered: Worldwide Bond Fund, Class R
                                      Worldwide Absolute Return Fund, Class R
                                      Worldwide Emerging Markets Fund, Class R
                                      Worldwide Hard Assets Fund, Class R
                                      Worldwide Real Estate Fund, Class R

YOUR INVESTMENT DEALER IS:

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

[LOGO]
Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016

[GRAPHIC OMITTED]

www.vaneck.com

[GRAPHIC OMITTED]

                                                                  VAN ECK GLOBAL

                                                       WORLDWIDE INSURANCE TRUST


                                                                      PROSPECTUS
                                                                   March 1, 2004



                                                             WORLDWIDE BOND FUND
                                                 WORLDWIDE EMERGING MARKETS FUND
                                                      WORLDWIDE HARD ASSETS FUND
                                                      WORLDWIDE REAL ESTATE FUND


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED EITHER BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR BY ANY STATE SECURITIES COMMISSION. NEITHER THE SEC NOR ANY STATE COMMISSION HAS ENDORSED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY CLAIM TO THE CONTRARY IS AGAINST THE LAW.


                                                   GLOBAL INVESTMENTS SINCE 1955

TABLE OF CONTENTS

I.  THE FUNDS

INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

    WORLDWIDE BOND FUND                                         2
    WORLDWIDE EMERGING MARKETS FUND                             5
    WORLDWIDE HARD ASSETS FUND                                  8
    WORLDWIDE REAL ESTATE FUND                                 12


II. ADDITIONAL INVESTMENT STRATEGIES                           15

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT
TECHNIQUES AND RISKS.

III. HOW THE FUNDS ARE MANAGED                                 24

MANAGEMENT OF THE FUNDS, FUND EXPENSES, TAXES, AND
SHAREHOLDER INQUIRIES.

IV. FINANCIAL HIGHLIGHTS                                       27

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S
FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS.

I. THE FUNDS

INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.


1. WORLDWIDE BOND FUND (CLASS R)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which have been available since March 1, 2004. The two classes are identical except Class R shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.


OBJECTIVE

The Worldwide Bond Fund seeks high total return--income plus capital appreciation-- by investing globally, primarily in a variety of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in debt securities rated B or better by Standard & Poor's (S&P) or Moody's Investors Service (Moody's). The Fund may also invest in unrated securities of comparable quality in the Adviser's opinion. The Fund intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

During normal economic conditions, the Fund intends to invest in debt issued by domestic and foreign governments (and their agencies and subdivisions), multi-national entities like the World Bank, the Asian Development Bank, the European Investment Bank, and the European Community. The Fund will also invest in corporate bonds, debentures, notes, commercial paper, time deposits, certificates of deposit, and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

Van Eck Associates Corp. ("the Adviser") expects the Fund's average maturity to range between three and ten years. The Adviser seeks bonds with a high relative value. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. Normally, the Fund will be invested in at least three countries besides the United States.

PRINCIPAL RISKS

The Fund's share value will tend to fall when interest rates go up and to rise when interest rates fall. Foreign investments may be subject to volatility from political or economic factors or from changing currency values. An investment in the Fund involves the risk of losing money. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund may suffer adverse tax consequences and increased transaction costs may affect performance. The Fund may borrow up to 30% of its net assets to buy more securities. Long term investments entail greater risk of loss than short term investments.



2   VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   I. THE FUNDS / WORLDWIDE BOND

WORLDWIDE BOND FUND PERFORMANCE


This chart shows the historical annual total return of Van Eck Worldwide Bond Fund Initial Class. This information provides an indication of the risks of investing in the Fund by showing the fluctuation in Fund returns year over year. This chart describes past performance only, and should not be understood as a prediction for future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower.


During the period covered, the Fund's highest performing quarter (ended 3/31/95) was 11.07%. The lowest performing quarter (ended 3/31/01) was -5.41%.

[COPY BELOW REPRESENTS A BAR CHART IN PRINTED PIECE]

  WORLDWIDE BOND FUND
  ANNUAL TOTAL RETURNS (%)
  As of December 31,


     -1.32  17.30   2.53   2.38   12.75  -7.82  1.88   -5.11  21.66   ____

-----------------------------------------------------------------------------

      `94    `95     `96    `97    `98    `99    `00     `01   `02    `03

This chart shows how the average annual return of the Fund's Initial Class compares to a broad based index. Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.



  WORLDWIDE BOND FUND

  1-YEAR, 5-YEAR AND 10-YEAR PERFORMANCE (ANNUALIZED)
  PLUS A COMPARISON TO THE CITIGROUP WORLD GOVERNMENT BOND INDEX*
  As of December 31, 2002

                                1 YEAR            5 YEAR            10 YEAR


  Initial Class                 21.66%             4.10%             4.82%

  Citigroup World Government
   Bond Index                   19.49%             5.81%             6.63%

* The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of approximately 20 world government bond markets. Each has a total market capitalization of eligible issues of at least US$20 billion and Euro15 billion. The issues are fixed rate, greater than one-year maturity and subject to a minimum amount outstanding that varies by local currency. Bonds must be sovereign debt issued in the domestic market in local currency.

     The Citigroup World Government Bond Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.



                                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 3

WORLDWIDE BOND FUND EXPENSES

This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


  WORLDWIDE BOND FUND
  SHAREHOLDER TRANSACTION EXPENSES


  ANNUAL FUND OPERATING EXPENSE (% OF NET ASSETS)               CLASS R


  Management/Administration Fees                                 1.00%

  Other Expenses                                                  .24%

  TOTAL FUND OPERATING EXPENSES*                                 1.24%

* Expenses excluding interest expense: 1.21%.


Shareholder Fees (paid directly from your investment)

Fees (paid by the variable product owner directly)
Sales Charge (load) on purchases and reinvested distributions    none

Deferred Sales Charge (load) on redemptions                      none

Redemption fee on interests in separate accounts
Held for less than 60 days (as a % of amount redeemed)          1.00%


The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. For a real investment, your actual expenses may be higher or lower than those shown.


  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST
--------------------------------------------------------------------------------
  1 year                                                         $_____
  3 years                                                        $_____
  5 years                                                        $_____
  10 years                                                       $_____



4   VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                       I. THE FUNDS / WORLDWIDE EMERGING MARKETS


2. WORLDWIDE EMERGING MARKETS FUND (CLASS R)

The Fund offers two classes of shares: shares which have continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which have been available since March 1, 2004. The two classes are identical except Class R shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.


OBJECTIVE
The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth. Under normal conditions, the Fund will invest at least 80% of its assets in emerging countries or emerging market equity securities. These include issues of companies in emerging countries, issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund emphasizes equities, but may also invest in debt securities of any quality, as long as not more than 20% of assets are held in debt securities rated below investment grade ("junk bonds").

The Fund may sometimes invest indirectly by investing in other investment companies. Such investments are commonly used when direct investment in certain countries are not permitted to foreign entities. At times these investments may involve payments of premiums above the company's net asset values. Investment in other investment companies may involve additional fees such as management and other fees. The law may also restrict these indirect investments in additional ways. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of Fund assets invested in shares of other open-end investment companies.

PRINCIPAL RISKS

The Fund invests in emerging markets which exposes its investments to certain specific emerging market risk. Many emerging markets are much less liquid and much more volatile than the U.S. market. Foreign investments may be subject to volatility from political or economic factors or from changing currency values. The Fund is subject to volatility due to foreign securities risk and emerging market risk, exaggeration of price movements due to leverage, interest rate changes and market fluctuation. The Fund is designed for long-term investing. The Fund may borrow up to 30% of its net assets to buy more securities. An investment in the Fund involves the risk of losing money.



                                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 5

WORLDWIDE EMERGING MARKETS FUND PERFORMANCE


This chart shows the historical annual total return of Van Eck Worldwide Emerging Markets Fund Initial Class since Fund inception on 12/21/95. This informa-tion provides an indication of the risks of investing in the Fund by showing the fluctuations in Fund returns year over year. This chart describes past performance only, and should not be understood as a prediction for future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower.


During the period covered, the Fund's highest performing quarter (ended 12/31/99) was 56.88%. The lowest performing quarter (ended 9/30/98) was -29.46%.

[COPY BELOW REPRESENTS A BAR CHART IN PRINTED PIECE]

  WORLDWIDE EMERGING MARKETS FUND
  ANNUAL TOTAL RETURNS (%)
  As of December 31,


      -11.61    -34.15    100.28    -41.87      -1.69     -3.02      ____

---------------------------------------------------------------------------

        '97       `98       '99       `00        `01       `02       `03



This chart shows how the average annual return of the Fund's Initial Class compares to a broad based index. Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.



  WORLDWIDE EMERGING MARKETS FUND

  1-YEAR, 5-YEAR AND LIFE-OF-FUND PERFORMANCE (ANNUALIZED)
  PLUS A COMPARISON TO THE MSCI EMERGING MARKETS FREE INDEX*
  As of December 31, 2002



                                        1 YEAR       5 YEAR      LIFE-OF-FUND


  Initial Class

  MSCI Emerging Markets Free Index


  + Calculated from nearest month end (12/31/95).

  * The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. The Index includes only stocks available for purchase by foreign (e.g., U.S.) investors.

    The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.


6     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                       I. THE FUNDS / WORLDWIDE EMERGING MARKETS

WORLDWIDE EMERGING MARKETS FUND EXPENSES

This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


  WORLDWIDE EMERGING MARKETS FUND
  SHAREHOLDER TRANSACTION EXPENSES


  ANNUAL FUND OPERATING EXPENSE (% OF NET ASSETS)             CLASS R


  Management/Administration Fees                                 1.00%

  Other Expenses                                                  .36%

  TOTAL FUND OPERATING EXPENSES*                                 1.36%

* Expenses excluding interest expense and expense reimbursement by Adviser:
  1.30%. Net effect of expense reimbursement by Adviser to average net assets was 0.03%. These expense reimbursements are not contractual and may be discontinued at the discretion of the Adviser.


Shareholder Fees (paid directly from your investment)

Fees (paid by the variable product owner directly)
Sales Charge (load) on purchases and reinvested distributions    none

Deferred Sales Charge (load) on redemptions                      none

Redemption fee on interests in separate accounts
Held for less than 60 days (as a % of amount redeemed)          1.00%


The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. For a real investment, your actual expenses may be higher or lower than those shown.



The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. In a real investment, your actual expenses may be higher or lower than those shown.




  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------


  1 year                                                         $_____
  3 years                                                        $_____
  5 years                                                        $_____
  10 years                                                       $_____



                               VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS    7

3. WORLDWIDE HARD ASSETS FUND PROFILE


The Fund offers three classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class"); Class S shares which have been offered since October 1, 2003 and Class R shares which have been available since March 1, 2004. The two classes are identical except
Class R shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.


OBJECTIVE
The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in Ohard asset securities.O Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets in "hard asset" securities. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of:

1. Precious metals
2. Natural resources
3. Real estate
4. Commodities

In addition, hard asset securities shall include any derivative securities the present value of which are based upon hard asset securities and/or hard asset commodities.


The Fund may invest more than 50% of its assets in any one "hard assets" sector and is not required to invest at least 5% of its assets in any one "hard assets" sector.


Under normal circumstances, the Fund will invest in at least three countries including the United States. However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped.

Hard asset securities can produce long-term capital appreciation and help protect capital against inflation during cyclical economic expansions. Hard asset security values may move independently of industrial shares, so a hard asset portfolio can offset the fluctuations--and perhaps increase the return --of an industrial equity portfolio.


8    VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                            1. THE FUNDS / WORLDWIDE HARD ASSETS



Worldwide Hard Assets Fund invests in a number of securities, and utilizes a number of techniques, that are covered in detail in Section II "Additional Investment Strategies."

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); debt securities; asset loaded securities; rights; warrants; derivatives, directly and indirectly in commodities; direct equity interests in trusts; partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments and special classes of shares that are restricted to nationals or residents of a given country. Direct investments are generally considered illiquid and will be included with other illiquid investments. This total will be subject to the Fund's limits on illiquid investing.

The Fund may invest up to 10% of its assets in precious metals, either bullion or coins.

PRINCIPAL RISKS

An investment in the Fund may involve greater risk than an investment in other funds. Hard asset prices may move independently of the trends of industrial companies. The securities of companies in which the Fund invests can experience price volatility. Inflation can drive down stock prices, and stock prices can influence hard assets; so inflation may also make hard asset security prices go down. An investment in the Fund should be considered part of an overall investing program, not a complete investment in itself. The Fund is subject to variations in the value of real estate, enhanced volatility due to its non-diversification, variations in the values of precious metals, foreign securities, emerging markets, junk bonds, CMOs, exaggeration of price movements due to leverage, interest rate changes and credit risk of its counterparties. The Fund may borrow up to 30% of its net assets to buy more securities. An investment in the Fund involves the risk of losing money.





                                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 9

WORLDWIDE HARD ASSETS FUND PERFORMANCE


This chart shows the historical annual total return of Van Eck Worldwide Hard Assets Fund Initial Class. This information provides an indication of the risks of investing in the Fund by showing the fluctuation in Fund returns year over year. This chart describes past performance only, and should not be understood as a prediction for future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower.


During the period covered, the Fund's highest performing quarter (ended 12/31/93) was 23.52%. The lowest performing quarter (ended 9/30/98) was -19.05%.

[COPY BELOW REPRESENTS A BAR CHART IN PRINTED PIECE]

  WORLDWIDE HARD ASSETS FUND
  ANNUAL TOTAL RETURNS (%)
  As of December 31,


     -4.78  10.99  18.04  -1.67  -30.93  21.00  11.41 -10.45  -2.85    ____

-----------------------------------------------------------------------------

       '94    '95    '96    '97     '98    '99   `00     `01    `02    `03

This chart shows how the average annual return of the Fund's Initial Class compares to a broad based index. Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.



  WORLDWIDE HARD ASSETS FUND 1-YEAR, 5-YEAR AND 10-YEAR PERFORMANCE PLUS A COMPARISON TO THE S&P 500 INDEX*
  As of December 31, 2002


                                     1 YEAR        5 YEAR         10 YEAR


  Initial Class

  Standard & Poor's 500 Index



 * The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not comprised of the 500 largest companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

   The Standard & Poor's 500 Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of the transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.



10      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                            I. THE FUNDS / WORLDWIDE HARD ASSETS

WORLDWIDE HARD ASSETS FUND EXPENSES

This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


  WORLDWIDE HARD ASSETS FUND
  SHAREHOLDER TRANSACTION EXPENSES



  ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)                CLASS R


  Management/Administration Fees                                   1.00%

  Other Expenses                                                    .23%

  TOTAL FUND OPERATING EXPENSES*                                   1.23%

 * Expense excluding interest expense: 1.20%.


Shareholder Fees (paid directly from your investment)

Fees (paid by the variable product owner directly)
Sales Charge (load) on purchases and reinvested distributions       none

Deferred Sales Charge (load) on redemptions                         none

Redemption fee on interests in separate accounts
Held for less than 60 days (as a % of amount redeemed)              1.00%


The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. In a real investment, your actual expenses may be higher or lower than those shown.



  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------


   1 year                                                         $_____

   3 years                                                        $_____

   5 years                                                        $_____

   10 years                                                       $_____




                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 11

4. WORLDWIDE REAL ESTATE FUND (CLASS R)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class) and Class R shares which have been available since March 1, 2004. The two classes are identical except Class R shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.


OBJECTIVE

The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of domestic and foreign companies that own significant property or principally do business in real estate. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

The Fund may also invest up to 20% of its assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. The Fund will not invest more than 20% of assets in debt securities rated lower than "Baa" (junk bonds) by Moody's. The Fund may invest up to 10% of assets in unrated debt securities backed by real estate assets.

Normally, the Fund will invest in at least three countries, including the United States. The Adviser expects to concentrate on investments in the U.S., Canada, Hong Kong, Singapore, Malaysia, Japan, Australia, France, the Netherlands, and the United Kingdom. The Fund may also invest in other non-U.S. markets, including emerging markets in Asia, Latin America, and Eastern Europe.

PRINCIPAL RISKS

Real estate investing can be risky by definition, and the Fund takes on additional risk by investing in real estate companies in emerging markets. If certain investment vehicles fail, the Fund may end up holding actual real estate in settlement of investment claims, and this property may be hard to sell. In addition, the Fund is subject to all the risks associated with companies in the real estate industry such as declines in property values, adverse economic conditions, overbuilding and competition. An investment in the Fund involves the risk of losing money. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund may suffer adverse tax consequences and increased transaction costs may affect performance. The Fund may borrow up to 30% of its net assets to buy more securities.


12   VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                            I. THE FUNDS / WORLDWIDE REAL ESTATE



WORLDWIDE REAL ESTATE FUND PERFORMANCE


This chart shows the historical annual total return of Van Eck Worldwide Real Estate Fund Initial Class since Fund inception on 6/23/97. This information provides an indication of the risks of investing in the Fund by showing the fluctuations in Fund returns year over year. This chart describes past performance only, and should not be understood as a prediction for future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower.


During the period covered, the Fund's highest performing quarter (ended 9/30/97) was 18.38%. The lowest performing quarter (ended 9/30/98) was -14.45%.

[COPY BELOW REPRESENTS A BAR CHART IN PRINTED PIECE]

  WORLDWIDE REAL ESTATE FUND
  ANNUAL TOTAL RETURNS (%)
  As of December 31,


   -11.35        -2.01         18.71        5.34         -4.48        _____

--------------------------------------------------------------------------------

     `98          '99           '00          `01          `02          `03


This chart shows how the average annual return of the Fund's Initial Class compares to a broad based index. Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.


  WORLDWIDE REAL ESTATE FUND


  1-YEAR AND LIFE-OF-FUND PERFORMANCE (ANNUALIZED)
  PLUS A COMPARISON TO THE
  CITIGROUP WORLD PROPERTY INDEX AND THE S&P 500 INDEX*
  As of December 31, 2002



                                    1 YEAR         5 YEAR      LIFE-OF-FUND


  Initial Class

  Citigroup World Property Index

  Standard & Poor's 500 Index



+ Calculated from nearest month end (6/30/97).


* The Citigroup World Property Index is made up of nearly 400 real estate companies in approximately 20 countries, weighted according to each country's total "float" (share value) of companies eligible for the Index.


  The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not comprised of the 500 largest companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.


  The Citigroup World Property Index and the Standard & Poor's 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.



                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 13

WORLDWIDE REAL ESTATE FUND EXPENSES


This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.



  WORLDWIDE REAL ESTATE FUND
  SHAREHOLDER TRANSACTION EXPENSES



  ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)               Class R


  Management/Administration Fees                                   1.00%

  Other Expenses                                                   0.48%

  TOTAL FUND OPERATING EXPENSES*                                   1.48%

 * Expenses excluding interest expense: 1.46%.


Shareholder Fees (paid directly from your investment)

Fees (paid by the variable product owner directly)
Sales Charge (load) on purchases and reinvested distributions       none

Deferred Sales Charge (load) on redemptions                         none

Redemption fee on interests in separate accounts
Held for less than 60 days (as a % of amount redeemed)             1.00%


The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. In a real investment, your actual expenses may be higher or lower than those shown.

  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------


   1 year                                                         $_____

   3 years                                                        $_____

   5 years                                                        $_____

   10 years                                                       $_____




14    VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS


II. ADDITIONAL INVESTMENT STRATEGIES

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down.

OTHER INVESTMENT TECHNIQUES AND RISKS


ASSET-BACKED SECURITIES

FUNDS                  All

DEFINITION             Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

FUNDS                  All

DEFINITION             Borrowing to invest more is called "leverage." The Fund
                       may borrow up to 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.


                               VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS   15

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

FUNDS             All

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities. The Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.


DEBT SECURITIES

FUNDS             All

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"
                  -- that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by a Fund Adviser.


16      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS



DEFENSIVE INVESTING

FUNDS             All

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK Opportunity cost-- i.e., when the Fund has invested defensively in low risk, low return securities; it may not achieve its investment objectives.


DERIVATIVES

FUNDS             All

DEFINITION        A derivative is a security that derives its present value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The
                  Fund uses derivatives, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk--called "hedging." The Fund also invests in derivatives for its investment value.

                  Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 5% of its assets to initial margin deposits on futures contracts and premiums on options for futures contracts (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 5% limit.

RISK Derivatives bear special risks by their very nature. First, the Fund Advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Then price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" (by borrowing), an unanticipated price move might result in the Fund losing more than its original investment.

                  For a complete discussion of the kinds of derivatives the Fund uses, and of its risks, please see the Statement of Additional Information ("SAI").



                                VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS  17

FUND POLICIES:
BASIC RISK MANAGEMENT RULES
---------------------------

1. ILLIQUID SECURITIES RULES: Worldwide Bond Fund will not invest more than 10% of its assets in illiquid securities, including repurchase agreements which mature in more than seven days and in over-the-counter foreign currency options. Worldwide Emerging Markets Fund and Worldwide Real Estate Fund will not invest more than 15% of their assets in such securities. It is a non-fundamental policy (it may be changed by the Board of Trustees) of the Worldwide Hard Assets Fund to invest in illiquid securities to the extent permitted by the SEC. This limit is currently 15% of assets.

DIRECT INVESTMENTS

FUNDS             All except Worldwide Bond Fund

DEFINITION        Investments made directly with an enterprise via a shareholder or similar agreements--not via publicly traded shares or interests. Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

RISK A direct investment price as stated for valuation may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

                  The Fund does not intend to invest more than 5% of assets in direct investments, but may invest up to 10% of its assets in such investments.


EMERGING MARKETS SECURITIES

FUNDS             All

DEFINITION        Securities of companies which are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.


18      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS

FOREIGN CURRENCY TRANSACTIONS

FUNDS             All

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). Except for the Worldwide Bond Fund, the Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.


FOREIGN SECURITIES

FUNDS             All

DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing-- than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.


2. CONCENTRATION AND DIVERSIFICATION RULES: The Funds, except Worldwide Real Estate Fund, are not allowed to buy more than 10% of any class of securities of any single issuer. That includes outstanding voting securities. The Worldwide Emerging Markets Fund may buy more than 10% of a single issuer's non-voting securities. Worldwide Emerging Markets Fund will not invest more than 25% of its assets in any single industry.

3. OTHER INVESTMENT COMPANIES: The Funds will not invest more than 10% of their assets in securities of other investment companies.




                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 19

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Funds' Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.


INDEXED COMMERCIAL PAPER

 FUNDS            All

 DEFINITION       The Fund, for hedging purposes only, invests in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

 RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

LOANS OF PORTFOLIO SECURITIES

FUNDS             All

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.


20     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS



LOW RATED DEBT SECURITIES; JUNK BONDS

FUNDS             All

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.


PARTLY PAID SECURITIES

FUNDS             All

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.



                               VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS   21

PRECIOUS METALS

FUNDS             Worldwide Hard Assets Fund

DEFINITION        Gold and silver in the form of bullion and coins, which have no numismatic (collectible) value. There is a well-established world market for precious metals.

RISK Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them. Both may cause investment losses or lost opportunities for profit. The Fund also incurs storage costs for gold bullion and coins.

REAL ESTATE SECURITIES

FUNDS             Worldwide Hard Assets Fund, Worldwide Real Estate Fund

DEFINITION        The Funds may not invest in real estate directly, but the
                  Worldwide Hard Assets Fund may invest up to 50% of assets and the Worldwide Real Estate Fund, 100% of assets in real estate investment trusts (REITs) and other real estate industry companies or companies with substantial real estate investments.

RISK All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. See "Real Estate Securities" in the Statement of Additional Information ("SAI").


22      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS



REPURCHASE AGREEMENTS

FUNDS             All

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.

SHORT SALES

FUNDS             All except Worldwide Bond Fund

DEFINITION        In a short sale, the Fund borrows an equity security from a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.

WHEN-ISSUED DEBT SECURITIES

FUNDS             All


DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.

                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 23

III. HOW THE FUNDS ARE MANAGED

FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUNDS SELL SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUNDS.

1. MANAGEMENT OF THE FUNDS

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Funds. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Van Eck Worldwide Insurance Funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 (the "Adviser") serves as investment adviser to each of the Funds. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.


John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of December 31, 2003, total aggregate assets under the management of the Adviser were approximately $1.4 billion.


THE ADVISER, THE FUNDS, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Funds sell shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Funds do not foresee any disadvantages to shareholders from offering the Funds to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Trust. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Funds. From time to time such Other Clients may enter contemporaneous trades with those of the Funds, which implement strategies that are similar to or directly opposite those of the Trust. The Adviser will maintain procedures reasonably designed to ensure that the Funds are not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.

FEES PAID TO THE ADVISER

Worldwide Bond Fund and Worldwide Hard Assets Fund each paid the Adviser a monthly fee at the annual rate of 1.00%. This includes the fee paid to the Adviser for accounting and administrative services. Worldwide Emerging Markets Fund paid the Adviser a monthly fee at the annual rate of 0.97% of average daily net assets. Worldwide Real Estate Fund paid the Adviser a monthly fee at the annual rate of 1.00% of average daily net



24      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                         SHAREHOLDER INFORMATION



assets. This includes the fee paid to the Adviser for accounting and administrative services.

PORTFOLIO MANAGERS

WORLDWIDE BOND FUND:

CHARLES T. CAMERON, GREGORY F. KRENZER Mr. Cameron serves as Chief Trader for the Adviser, and is an officer of the Trust and of another of the Adviser's mutual funds. Mr. Cameron joined Van Eck in 1995, and has 20 years of experience in trading and investing. Mr. Krenzer serves as a Research Analyst for the Adviser specializing in global fixed income securities and is portfolio manager of another of the Adviser's mutual funds. He joined Van Eck in 1994 and has eight years of experience in the investment business.

WORLDWIDE EMERGING MARKETS FUND:

DAVID A. SEMPLE Mr. Semple is an Investment Director for the Adviser and portfolio manager of another of the Adviser's mutual funds. He joined Van Eck in 1998 and has 13 years of experience in investing.

WORLDWIDE HARD ASSETS FUND is managed by a team of advisers, analysts and strategists.

DEREK S. VAN ECK is Director of Global Investments and President of the Adviser. Mr. van Eck serves as Trustee and officer of the Trust and a trustee, officer and/or portfolio manager of other mutual funds advised or sub-advised by the Adviser. He has 17 years of experience in investing.

SAMUEL R. HALPERT is an analyst for the Worldwide Hard Assets Fund. He joined Van Eck in 2000 and has eight years of investment experience.

JOSEPH FOSTER is portfolio strategist for the Worldwide Hard Assets Fund. Mr. Foster is also part of the team responsible for managing other mutual funds advised by the Adviser. He has over 20 years of experience in the investment/gold-mining industry.

WORLDWIDE REAL ESTATE FUND is managed by a team of advisers, analysts and strategists.

DEREK S. VAN ECK is Director of Global Investments and President of the Adviser. Mr. van Eck serves as Trustee and officer of the Trust and a trustee, officer and/or portfolio manager of other mutual funds advised or sub-advised by the Adviser. He has 17 years of experience in investing.
SAMUEL R. HALPERT is an analyst for the Worldwide Real Estate Fund. He joined Van Eck in 2000 and has eight years of investment experience.

THE TRUST

Van Eck Worldwide Insurance Trust (the Trust) is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust started operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

THE CUSTODIAN

State Street Bank &Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin, Procter LLP
One Exchange Place
Boston, Massachusetts 02109



                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 25

2. FUND EXPENSES

Each Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Funds.

3. TAXES

Each Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Funds will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Funds intend to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.

4. HOW THE FUND SHARES ARE PRICED

Each Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. Each Fund calculates its NAV every day the New York Stock Exchange
(NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 pm Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

Each Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of each Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

Each Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.


For example, foreign securities in which the Funds invest are traded in markets that close before the time that each Fund calculates NAV. If a Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Board of Trustees reasonably believes to be the fair value of the securities.

5. REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Funds may be redeemed on any business day, Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in any Fund will be subject to a redemption fee if such interest is held for 60 days or less. The fee is paid to the Fund rather than the Adviser, and is designed to offset the brokerage commissions, market impact and other costs associated with changes in the Fund's asset levels and cash flows due to short-term trading. For shares bought on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies.

The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;
(iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; and (v) redemptions resulting from the death of a variable insurance contract owner or plan participant. Each Fund reserves the right to waive the redemption fee in other circumstances at its discretion.

Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by a Fund or its agent, minus the redemption fee, if applicable.

6. SHAREHOLDER INQUIRIES


For further information about the Funds, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Funds at the address on the cover page.

26      VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

IV. FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended December 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request. Information for the year ended December 31, 1998 was audited by other auditors, whose report indicated an unqualified opinion.



                                                   WORLDWIDE BOND FUND
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2003     -----------------------------------------------------
                                                   (UNAUDITED)       2002      2001        2000        1999        1998
                                                ----------------    ------    -------     -------     -------     -------
Net Asset Value, Beginning of Period ............   $ 11.46        $  9.42    $ 10.37     $ 10.69     $ 12.28     $ 10.99
                                                    -------        -------    -------     -------     -------     -------
Income From Investment Operations:
   Net Investment Income ........................      0.22           0.35       0.57        0.52        0.61        0.57
   Net Realized and Unrealized Gain (Loss)
     on Investments and Foreign Currency
     Transactions ...............................      0.95           1.69      (1.08)      (0.34)      (1.52)       0.82
                                                    -------        -------    -------     -------     -------     -------
Total From Investment Operations ................      1.17           2.04      (0.51)       0.18       (0.91)       1.39
                                                    -------        -------    -------     -------     -------     -------
Less Dividends and Distributions:
   Dividends from Net Investment Income .........     (0.20)            --      (0.44)      (0.50)      (0.47)      (0.10)
   Distributions from Realized Capital Gains ....        --             --         --          --       (0.21)         --
                                                    -------        -------    -------     -------     -------     -------
Total Dividends and Distributions ...............     (0.20)            --      (0.44)      (0.50)      (0.68)      (0.10)
                                                    -------        -------    -------     -------     -------     -------
Net Asset Value, End of Period ..................   $ 12.43        $ 11.46     $ 9.42     $ 10.37     $ 10.69     $ 12.28
                                                    =======        =======    =======     =======     =======     =======
Total Return (a) ................................     10.35%         21.66%     (5.11)%      1.88%      (7.82)%     12.75%

-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) .................   $98,017        $95,040    $52,127     $74,083     $84,875    $119,283
Ratio of Gross Expenses to Average
   Net Assets ...................................      1.20%(c)       1.24%      1.24%       1.21%       1.22%       1.15%
Ratio of Net Expenses to Average
   Net Assets ...................................      1.20%(c)       1.21%(b)   1.19%(b)    1.15%(b)    1.22%       1.15%
Ratio of Net Investment Income to Average
   Net Assets ...................................      3.35%(c)       4.06%      4.62%       5.14%       4.92%       4.72%
Portfolio Turnover Rate .........................         4%            18%        22%         19%         47%         31%

----------
(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.
(b) Excluding interest expense.
(c) Annualized




                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 27

The financial highlights tables are intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended December 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request. Information for the year ended December 31, 1998 was audited by other auditors, whose report indicated an unqualified opinion.

                                              WORLDWIDE EMERGING MARKETS FUND
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                 SIX MONTHS
                                                    ENDED
                                                   JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                     2003        --------------------------------------------------------
                                                  (UNAUDITED)     2002        2001         2000        1999         1998
                                                  -----------    ------      ------       ------      -------      ------
Net Asset Value, Beginning of period ...........     $7.89       $ 8.15      $ 8.29      $ 14.26      $  7.12     $ 11.00
                                                    ------       ------      ------      -------      -------     -------
Income From Investment Operations:
Net Investment Income (Loss) ...................      0.06         0.04        0.08        (0.03)        0.10(A)     0.09
Net Realized and Unrealized Gain (Loss)
  on Investments, Swaps, Futures and
  Foreign Currency Transactions ................      0.76        (0.28)      (0.22)       (5.94)        7.04       (3.80)
                                                    ------       ------      ------      -------      -------     -------
Total From Investment Operations ...............      0.82        (0.24)      (0.14)       (5.97)        7.14       (3.71)
                                                    ------       ------      ------      -------      -------     -------
Less Dividend and Distributions:
Dividend from Net Investment Income ............     (0.01)       (0.02)         --           --           --       (0.09)
Distributions from Realized Capital Gains ......        --           --          --           --           --       (0.08)
                                                    ------       ------      ------      -------      -------     -------
TOTAL DISTRIBUTIONS ............................     (2.01)       (0.02)         --           --           --       (0.17)
                                                    ------       ------      ------      -------      -------     -------
Net Asset Value, End of Period .................     $8.70       $ 7.89      $ 8.15      $  8.29      $ 14.26     $  7.12
                                                    ======       ======      ======      =======      =======     =======
Total Return (b) ...............................     10.41%       (3.02)%     (1.69)%     (41.87)%     100.28%     (34.15)%

---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ................  $161,331     $149,262    $134,424     $129,047     $243,516     $54,513
Ratio of Gross Expenses to Average Net Assets ..      1.46%(f)     1.36%       1.30%        1.33%        1.54%       1.61%
Ratio of Net Expenses to Average Net Assets ....      1.30%(c)(f)  1.30%(c)(e) 1.28%(c)     1.26%(c)(d)  1.34%(c)    1.50%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................      1.49%(f)     0.39%(e)    1.04%       (0.22)%(d)    0.80%       1.02%
Portfolio Turnover Rate ........................        37%         124%        134%         113%         143%        117%

----------
(a) Based on average shares outstanding.
(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.
(c) Excluding interest expense.
(d) Net effect of expense waiver and brokerage arrangement to average net assets was 0.02%.
(e) Net effect of expense reimbursement by Adviser to average net assets was 0.03%.
(f) Annualized.


28     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

The financial highlights tables are intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended December 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request. Information for the year ended December 31, 1998 was audited by other auditors, whose report indicated an unqualified opinion.

                           WORLDWIDE HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                              SIX MONTHS
                                                 ENDED                         YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2003  -------------------------------------------------------------
                                              (UNAUDITED)    2002          2001         2000         1999          1998
                                              -----------   -------       -------      -------      -------       -------
Net Asset Value, Beginning of Period .........  $ 10.30     $ 10.69       $ 12.07      $ 10.96      $  9.20       $ 15.72
                                                -------     -------       -------      -------      -------       -------
Income from Investment Operations:
   Net Investment Income .....................     0.04        0.08          0.14         0.16         0.15          0.21
   Net Realized and Unrealized Gain (Loss) on
     Investments, Swaps and Foreign
     Currency Transactions ...................     0.64       (0.38)        (1.39)        1.07         1.75         (4.43)
                                                -------     -------       -------      -------      -------       -------
Total from Investment Operations .............     0.68       (0.30)        (1.25)        1.23         1.90         (4.22)
                                                -------     -------       -------      -------      -------       -------
Less Dividends and Distributions:
   Dividends from Net Investment Income ......    (0.05)      (0.09)        (0.13)       (0.12)       (0.14)        (0.09)
   Distributions from Realized Capital Gains .       --          --            --           --           --         (2.21)
                                                -------     -------       -------      -------      -------       -------
Total Distributions ..........................    (0.05)      (0.09)        (0.13)       (0.12)       (0.14)        (2.30)
                                                -------     -------       -------      -------      -------       -------
Net Asset Value, End of Period ...............  $ 10.93     $ 10.30       $ 10.69      $ 12.07      $ 10.96        $ 9.20
                                                =======     =======       =======      =======      =======       =======
Total Return (a) .............................     6.64%      (2.85)%      (10.45)%      11.41%       21.00%       (30.93)%

-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ..............  $92,401     $97,978       $77,549      $98,728      $98,911       $85,813
Ratio of Gross Expenses to Average Net Assets      1.29%(c)    1.23%         1.18%        1.16%        1.26%         1.20%
Ratio of Net Expenses to Average Net Assets ..     1.28%(b)(c) 1.20%(b)      1.15%(b)     1.14%(b)     1.26%         1.16%
Ratio of Net Investment Income to Average
Net Assets ...................................     0.88%(c)    0.68%         1.13%        1.41%        1.39%         1.64%
Portfolio Turnover Rate ......................       22%         63%           86%         110%         199%          153%

----------
(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.
(b) Excluding interest expense.
(c) Annualized



                                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS 29

The financial highlights tables are intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended December 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request. Information for the year ended December 31, 1998 was audited by other auditors, whose report indicated an unqualified opinion.

                                                  WORLDWIDE REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                 SIX MONTHS ENDED
                                     JUNE 30,                             YEAR ENDED DECEMBER 31,
                                       2003          -----------------------------------------------------------------
                                    (UNAUDITED)       2002          2001           2000           1999          1998
                                    -----------      -------       -------        -------        -------       -------
Net Asset Value, Beginning of Period   $10.07         $10.87        $10.62         $ 9.15        $ 9.54         $11.96
                                      -------        -------       -------        -------        -------       -------
Income From Investment Operations:
  Net Investment Income ............     0.17           0.38          0.35           0.34           0.25          0.22
  Net Realized and Unrealized
   Gain (Loss) on Investments and
   Foreign Currency Transactions ...     0.52          (0.85)         0.20           1.33          (0.44)        (1.45)
                                      -------        -------       -------        -------        -------       -------
Total From Investment Operations ...     0.69          (0.47)         0.55           1.67          (0.19)        (1.23)
                                      -------        -------       -------        -------        -------       -------
Less Dividends and Distributions:
  Dividends from Net Investment
   Income ..........................    (0.22)         (0.33)        (0.30)         (0.20)         (0.20)        (0.19)
  Distributions from Realized
   Capital Gains ...................       --             --            --             --             --         (1.00)
                                      -------        -------       -------        -------        -------       -------
Total Dividends and Distributions ..    (0.22)         (0.33)        (0.30)         (0.20)         (0.20)        (1.19)
                                      -------        -------       -------        -------        -------       -------
Net Asset Value, End of Period .....   $10.54         $10.07        $10.87         $10.62         $ 9.15        $ 9.54
                                      =======        =======       =======        =======        =======       =======
Total Return (a) ...................     7.07%         (4.48)%        5.34%         18.71%         (2.01)%      (11.35)%

----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ....  $15,869        $15,309       $13,947         $6,875         $3,166        $1,906
Ratio of Gross Expenses to Average
  Net Assets .......................     1.47% (d)      1.48%         1.62%          2.27%          3.23%         5.32%
Ratio of Net Expenses to Average
  Net Assets (c) ...................     1.43%(d)       1.46%(b)      1.50%(b)       1.45%(b)       1.44%         0.89%
Ratio of Net Investment Income to
  Average Net Assets (c) ...........     3.02%(d)       3.04%         4.17%          4.21%          3.33%         3.33%
Portfolio Turnover Rate ............       14%           139%           74%           233%           172%          107%

----------
(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.
(b) Excluding interest expense.
(c) Net effect of expense waivers, brokerage arrangement and custodian fee arrangement to average net assets for the perioeds ended June 30,2003, December 31, 2001, December 31, 2000 and December 31, 1999, was 0.04%, 0.07%, 0.12% and 0.79%, respectively.
(d) Annualized.



30     VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

YOUR INVESTMENT DEALER IS:




Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.


[LOGO] VAN ECK GLOBAL
Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016

[GRAPHIC OMITTED]

www.vaneck.com



                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust


                                                                      PROSPECTUS
                                                                   March 1, 2004


                               [GRAPHIC OMITTED]

                         WORLDWIDE ABSOLUTE RETURN FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                   GLOBAL INVESTMENTS SINCE 1955

TABLE OF CONTENTS


I.   WORLDWIDE ABSOLUTE RETURN FUND                                            2

     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, OTHER
     INVESTMENT STRATEGIES, FEES AND EXPENSES; FUND EXPENSES


II.  ADDITIONAL INVESTMENT STRATEGIES                                          8

     OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT
     TECHNIQUES AND RISKS


III. HOW THE FUND IS MANAGED                                                  20

     INVESTMENT ADVISER, FEES PAID TO THE ADVISER, SUB-ADVISERS,
     THE TRUST, CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS,
     COUNSEL; TAXES; HOW FUND SHARES ARE PRICED; SHAREHOLDER INQUIRIES

IV.  FINANCIAL HIGHLIGHTS                                                     24

WORLDWIDE ABSOLUTE RETURN FUND (CLASS R)

The Fund offers two classes of shares; shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which have been available since March 1, 2004. The two classes are identical except Class R shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.


INVESTMENT OBJECTIVE:

The Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing absolute return strategies for private investment accounts, private investment funds commonly referred to as "hedge funds" and/or other accounts. Under normal market conditions, there will be at least three Sub-Advisers and, from time to time, there may be as few as one Sub-Adviser.

The Fund is managed by Van Eck Associates Corporation (the "Adviser"), a registered investment adviser. The Adviser may manage a portion of the Fund's assets and selects other sub-advisory firms (the "Sub-Advisers") (the Adviser and Sub-Advisers together, the "Sub-Advisers") to manage the Fund's assets. The Adviser supervises and monitors Sub-Advisers' performance and recommends employment, termination, addition and replacement of Sub-Advisers. The Fund's Board of Trustees has overall responsibility for termination of the Adviser as adviser to the Fund and as a Sub-Adviser.

THE SUB-ADVISERS:

Currently, the Fund has entered into sub-advisory agreements with eight Sub-Advisers investing in multiple styles:

   Analytic Investors, Inc. primarily employs long only and long/short market neutral strategies.

   AXA Rosenberg Investment Management LLC primarily employs a value long/short market neutral strategy.

   Coda Capital Asset Management LLC employs a convertible arbitrage strategy.

   Gotham Advisors, Inc. employs a long/short strategy.

   Grantham, Mayo, Van Otterloo & Co. LLC employs a market neutral strategy.



2    VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                    1. THE FUND / WORLDWIDE ABSOLUTE RETURN FUND



   Martingale Asset Management, L.P. employs a long/short market neutral strategy.

   PanAgora Asset Management, Inc. employs a fixed income long/short strategy.

   Straits Global Asset Management LLC employs a global fixed income long/short strategy.

The Sub-Advisers and investment styles selected are those whose performance, the Adviser believes, is not correlated or has low correlation with major financial market indices or with each other.

The Fund's assets are allocated by the Adviser among the investment styles of the Sub-Advisers. Sub-Advisers may be added or removed at any time. There is no fixed or minimum allocation of assets to any Sub-Adviser.

By allocating its assets among a number of Sub-Advisers, the Fund seeks to achieve its investment objective with greater diversification, less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. However, because each Sub-Adviser requires a minimum asset allocation, the Fund's assets may be allocated to a single manager or strategy.

ABSOLUTE RETURN STRATEGIES:

Absolute return strategies are intended to provide absolute (positive) returns in all markets by exploiting disparities or inefficiencies in markets, geographical areas, companies, taking advantage of anticipated price movements up and/or down of securities and markets, or benefiting from cyclical relationships or special situations (such as reorganizations). A fuller description of these and other strategies may be found in the Statement of Additional Information.

The Sub-Advisers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors and geographical regions. The Sub-Advisers may employ techniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or other factors, or the occurrence of certain events.



                        VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      3

WORLDWIDE ABSOLUTE RETURN FUND STRATEGIES

THE MAJOR ABSOLUTE RETURN STRATEGIES THAT MAY BE EMPLOYED BY
THE SUB-ADVISERS INCLUDE:

   EVENT DRIVEN STRATEGIES: are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spinoff, or other special situation.

   RELATIVE VALUE/ARBITRAGE STRATEGIES: invest both long and short in securities or other instruments to take advantage of perceived discrepancies in market prices. These may include:

      PAIRS TRADING--long and short positions in securities of different companies in the same industry.

      CONVERTIBLE ARBITRAGE--hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

      FIXED INCOME OR INTEREST RATE ARBITRAGE--buying and shorting different debt securities and/or futures contracts and includes interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage.

   TRADING/MARKET TIMING STRATEGIES: designed to benefit from cyclical relationships between certain market indices, sectors, security types, etc.

   MARKET NEUTRAL EQUITY STRATEGIES: designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short equity portfolios of approximately the same size, usually in the same market. These strategies attempt to be dollar or beta neutral and control market exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

   LONG/SHORT EQUITY STRATEGIES: employ long and short trading strategies, and may attempt to yield a low beta and seek to dampen market bias exposures.

   LONG-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the certain markets, industries or geographical areas.

   SHORT-ONLY EQUITY STRATEGIES: designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the identification of candidates for short selling.


4      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                    1. THE FUND / WORLDWIDE ABSOLUTE RETURN FUND

    DISTRESSED SECURITIES STRATEGIES: designed to invest in the debt, equity, or trade claims of issuers in financial distress when managers perceive a turnaround will materialize.

    FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: designed to take advantage of deeply discounted debt securities of issuers that appear to have significant upside potential.

The Fund will primarily invest in common, convertible or non-convertible preferred stock and debt instruments of U.S. and foreign governments, semi-government, their agencies and instrumentalities, non-governmental organizations, supra-national organizations and companies, including those in or that have operations in emerging markets. The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities; rights, warrants, forward, futures and options contracts and other derivative securities; enter into equity, interest rate, index and currency rate swap agreements; and invest in other securities and instruments and employ investment strategies that are or may in the future become available. The Fund may invest directly and indirectly in commodities; direct equity interests in trusts; partnerships; joint ventures and other unincorporated entities or enterprises; and securities of companies in initial public offerings.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions or to enable the Fund to implement an investment strategy quickly. To the extent that the Fund takes a temporary defensive position, it will not be pursuing its objective.

OTHER INVESTMENT STRATEGIES

The Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions and (b) other strategies, securities or financial instruments that may become available in the future.



                        VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      5

WORLDWIDE ABSOLUTE RETURN FUND PERFORMANCE


As the Fund has less than one calendar year of operating history, there is no performance information available at this time.



6      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                    1. THE FUND / WORLDWIDE ABSOLUTE RETURN FUND

WORLDWIDE ABSOLUTE RETURN FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  WORLDWIDE ABSOLUTE RETURN FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



  ANNUAL FUND OPERATING EXPENSES                                  CLASS R


  Management Fees                                                  2.50%

  Other Expenses(1)                                                0.46%

  TOTAL ANNUAL FUND OPERATING EXPENSES(2)                          2.96%

(1) Because the Fund has less than one calendar year of operating history, the fees and expenses are based on estimates for the current fiscal year. Other Expenses include, but are not limited to, administration, dividends paid on securities sold short, professional fees, shareholder reports, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles in the United States.

(2) The Adviser has voluntarily agreed to waive fees and assume certain operating expenses (excluding brokerage fees and expenses, transaction fees, interest, dividends paid on securities sold short, taxes and extraordinary expenses) to the extent Total Annual Operating Expenses exceed 2.5% of average daily net assets. This voluntary waiver and assumption may be discontinued at any time by the Adviser.


Shareholder Fees (paid directly from your investment)

Fees (paid by the variable product owner directly)
Sales Charge (load) on purchases and reinvested distributions    none

Deferred Sales Charge (load) on redemptions                      none

Redemption fee on interests in separate accounts
Held for less than 60 days (as a % of amount redeemed)          1.00%


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. The example does not reflect fees and charges at the separate account level and if they were reflected the cost would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


  EXPENSE EXAMPLE
  WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST

--------------------------------------------------------------------------------


   1 year

   3 years



FUND EXPENSES

The Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund. The fees of the Sub-Advisers are borne by the Adviser.




                        VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      7

II. ADDITIONAL INVESTMENT STRATEGIES

     OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

PRINCIPAL RISKS

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. There can be no assurance that the Fund will achieve its objective. Since the Sub-Advisers will employ aggressive investment strategies and techniques that may each be considered inherently risky and may employ techniques, strategies and analyses based on historic relationships, correlations, assumptions or the occurrence of certain events that may be disrupted, fail to exist or materialize, the Fund and you may lose money. In addition, a Sub-Adviser may incorrectly assess relative values or the relative values may be affected by factors or events the Sub-Adviser failed to consider or anticipate.

The Fund believes that its policy of using multiple investment sub-advisers (rather than a single firm) that employ various absolute return strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Further, because of minimums imposed by Sub-Advisers, the assets of Fund may be managed by as few as one Sub-Adviser employing a single investment strategy. Investment strategies and Sub-Advisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During these periods, certain absolute return investment and hedging strategies may cease to function as anticipated.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE AS FOLLOWS:

AGGRESSIVE INVESTMENT

DEFINITION             Utilizing investment strategies and techniques, including
                       absolute return strategies, that involve greater risk of loss than those used by typical mutual funds.

RISK The Fund and you may lose more money than if you invested in another mutual fund that did not invest aggressively. Further, the use of hedged strategies provides no assurance that they will protect against losses or perform better than non-hedged strategies, or that consistent absolute returns will be achieved.



8      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

ARBITRAGE TRADING RISKS

DEFINITION             Transactions that attempt to exploit price differences of
                       identical, related or similar securities on different markets or in different forms.

RISK The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

                       For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and selling short the acquirer's securities. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

ASSET BACKED SECURITIES

DEFINITION             Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION             Borrowing to invest more is called "leverage." The Fund
                       may borrow money from banks or other financial institutions to meet redemption requests, therefore, the Fund may be "leveraged". In addition, the Fund may be leveraged by investing in certain securities such as futures, options, forward contracts and other derivative securities, by selling securities short, by taking uncorrelated long/short positions, by entering into repurchase agreements or as a result of large redemptions from the Fund.

RISK Leveraging will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. The use of borrowing may diminish the investment performance of the



                        VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      9

                       Fund compared to it would have been without borrowing. For the risks associated with futures and forward contracts, options and other derivative securities see below.

DEBT SECURITIES

DEFINITION             Debt securities are usually thought of as bonds, but debt
                       may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term.
                       Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market" that is, people other than their original issuers trade them.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. This is called interest rate risk. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default, fail to pay interest or to repay principal at maturity. This is called credit risk. Low-quality issues are considered more likely to default than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Sub-Adviser.


DEFENSIVE INVESTING

DEFINITION             A deliberate, temporary shift in portfolio strategy that
                       may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements.

RISK Opportunity cost-- i.e., when the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.


10      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

DERIVATIVES

DEFINITION             A derivative is a security that derives its present value
                       from the current value of an underlying asset, index, interest rate, commodity, security, or currency exchange rate.

RISK The Fund will make more extensive use of derivatives than other mutual funds. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated; are not correlated with the performance of other investments which they are used to hedge; or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses a derivative, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk-- called "hedging." The Fund also invests in derivatives for its investment value. Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options, options on futures contracts and swaps. The Fund will not commit more than 10% of its assets to initial margin deposits on futures contracts and premiums on options for investment purposes (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 10% limit. For a complete discussion of the kinds of derivatives the Fund uses, and of its risks, please see the Statement of Additional Information ("SAI").


                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      11

DISTRESSED SECURITIES

DEFINITION             Securities of issuers which have defaulted on their
                       obligations or have filed for bankruptcy protection.

RISK Legal difficulties and negotiations with creditors and other claimants; the time lag between when an investment is made and when the value of the investment is realized; and the legal and other monitoring costs that are involved in protecting the value of the Fund's claims may result in losses. Distressed securities maybe illiquid.

EMERGING MARKETS SECURITIES

DEFINITION             Securities of companies which are primarily in developing
                       countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.


12      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

FOREIGN CURRENCY TRANSACTIONS

DEFINITION             The money issued by foreign governments and the contracts
                       involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK                   Foreign currencies shift in value against U.S. currency.
                       These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.

FOREIGN SECURITIES

DEFINITION             Securities issued by foreign governments,
                       semi-governments, their agencies and instrumentalities, supra-national and non-governmental organizations and companies, traded in foreign currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different-- and less revealing-- than U.S. accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular. Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts (ADRs), European Depositary Receipts
                       (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                       The Fund invests in some foreign companies whose registrars have contracted to allow the Fund's sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.


                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      13

HIGH PORTFOLIO TURNOVER RATE

DEFINITION             Frequent purchases and sales of securities.

RISK An increase in brokerage commissions due to a higher turnover rate may negatively impact the performance of the Fund.

HIGH YIELD SECURITIES

DEFINITION             Debt and preferred securities that pay a higher interest
                       rate because of a high risk of default.

RISK Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for lower-rated securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower-rated securities.


14      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

INTERNATIONAL, NON-INVESTMENT GRADE DEBT SECURITIES

DEFINITION             Debt securities of foreign companies, traded in foreign
                       currencies or of companies with most of their business interests in another country. They may be unrated or rated in the lower rating categories by the various credit rating agencies.

RISK Greater risk of loss of principal and interest than higher-rated securities are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally subject to greater risk than securities with higher credit ratings in the case of deterioration of general economic conditions. Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards, making comparisons across countries difficult. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields or prices of such securities may tend to fluctuate more than those for higher-rated securities do. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

INVESTMENT STRATEGIES

DEFINITION             Absolute return investment strategies are dependent upon
                       historical relationships, interest rate structures
                       (called the yield curve), correlation, assumptions and analyses that may be disrupted, fail to exist or materialize.

RISK The Adviser or Sub-Adviser may be unable to create a portfolio of securities that behaves as expected. You and the Fund will lose money.


                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      15

LOW RATED DEBT SECURITIES; JUNK BONDS

DEFINITION             Debt securities, foreign and domestic, rated "below
                       investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher rated issues.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down.

MANAGEMENT RISK

DEFINITION             The Adviser or Sub-Adviser may make poor investment
                       decisions or may fail to adequately monitor, moderate or limit risk or volatility.

RISK                   The Fund and you will lose money.

MULTIPLE INVESTMENT SUB-ADVISERS

DEFINITION             As the Fund utilizes multiple Sub-Advisers who make their
                       trading decisions independently, it is possible that one or more of the Sub-Advisers may, at any time, take positions that may be opposite of positions taken by other Sub-Advisers. It is also possible that the Sub-Advisers retained by the Adviser, may on occasion, be competing with each other for similar positions at the same time.

RISK The Fund will incur unnecessary brokerage and other expenses, and incur losses.



16      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

NON-DIVERSIFICATION

DEFINITION             The Fund is not a "diversified" fund, which means the
                       Fund may invest in a relatively small number of issuers.

RISK The Fund is more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

SECURITIES LENDING

DEFINITION             Securities are lent by the Fund from its portfolio to
                       brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

RISK The borrower may default or become insolvent. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

SHORT SALES

DEFINITION             In a short sale, the Fund borrows an equity security from
                       a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a higher price than it purchased it and will incur a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. Securities sold short may not be available for purchase and the Fund may not be able to cover. In this case, the Adviser's or Sub-Adviser's strategy will not produce the expected results. In addition, the Fund must pay dividends on the security sold short.



                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      17

SMALLER CAPITALIZATION COMPANIES

DEFINITION             Companies with a market capitalization below that of the
                       top 200 companies principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

RISK Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

SPECIAL SITUATIONS

DEFINITION             Companies involved in (or the target of) acquisition
                       attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions; or markets or companies in the midst of a period of economic or political instability.

RISK The transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities, can result in the loss of the entire investment in such companies.





18      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

SWAP AGREEMENTS

DEFINITION             Swap agreements are two-party contracts entered into
                       primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The Fund calculates it obligations under the swap on the net amount to be paid or received based on the relative values of the positions held by each party.

RISK A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counterparty.





                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      19

III. HOW THE FUND IS MANAGED

ADVISER, FEES PAID TO THE ADVISER, SUB-ADVISERS, THE TRUST, CUSTODIAN, TRANSFER AGENT, INDEPENDENT AUDITORS, COUNSEL; TAXES; HOW FUND SHARES ARE PRICED; SHAREHOLDER INQUIRIES

1. MANAGEMENT OF THE FUND

INVESTMENT ADVISER


The Adviser, Van Eck Associates Corporation, is located at 99 Park Avenue, New York, NY 10016. The Adviser has been an investment adviser since 1955 and also acts as adviser to private investment funds and as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans. John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of December 31, 2003, total aggregate assets under the management of the Adviser were approximately $1.4 billion.


FEES PAID TO THE ADVISER

Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), the Fund pays the Adviser a monthly fee at an annual rate of 2.50% of the Fund's average daily net assets. This includes fees paid to the Adviser for accounting and administrative services and the fees of the Sub-Advisers.

The fee the Fund pays the Adviser is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with absolute return target objectives.

The Trust and the Adviser filed for an exemptive order from the Securities and Exchange Commission ("SEC") that would permit the Adviser to change Sub-Advisers for the Fund, enter into new sub-advisory agreements and to make material changes to sub-advisory agreements, without submitting such agreements or changes to a vote of the shareholders of the Fund and to omit disclosing on an individual basis the fees paid by the Adviser to each Sub-Adviser. Any Sub-Adviser change would continue to be subject to approval by the Board of Trustees. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees. There is no guarantee that the SEC will grant the exemption order.

SUB-ADVISERS

The Fund currently has eight Sub-Advisers.

Analytic Investors, Inc. 700 South Flower Street, Suite 2400, Los Angeles, CA 90017, formed in 1970, is wholly-owned by Old Mutual plc. As of December 31, 2002 assets under management totaled approximately $3.1 billion.

AXA Rosenberg Investment Management LLC, 4 Orinda Way, Building E, Orinda, CA 94563, formed in 1985, is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is owned by AXA Investment Managers S.A., Barr Rosenberg and Kenneth Reid. As of December 31, 2002 assets under management totaled approximately $14.0 billion.

Coda Capital Asset Management LLC, 1200 River Road, Conshohocken, PA 19428, formed in 1998, is majority owned by Gartmore Emerging Managers, and the balance owned by the management team. As of December 31, 2002 assets under management totaled approximately $100 million.


20      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. HOW THE FUND IS MANAGED

Gotham Advisors, Inc. 900 Third Avenue, New York, NY 10022, formed in 1991, is principally owned by Joseph A. DiMenna and Martin E. Zweig. As of December 31, 2002 assets under management for Gotham Advisors and affiliates were in excess of $1.5 billion.

Grantham, Mayo, Van Otterloo & Co LLC, 40 Rowes Wharf, Boston MA 02110, formed in 1977, is substantially employee-owned with Richard Mayo, a retired founding partner maintaining a capital interest. As of December 31, 2002 assets under management totaled approximately $27 billion, with $1 billion in absolute return strategies.

Martingale Asset Management, L.P., 222 Berkeley Street, Boston, MA 02116, formed in 1987, is owned by 11 employee-partners (William E. Jacques, Alan Strassman and Arnold S. Wood each own in excess of 5%) and Martingale Asset Management Corporation (which owns more than 25% of the partnership and serves as general partner). As of December 31, 2002 assets under management totaled approximately $1.1 billion.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110, formed in 1989, is owned by key employees, Nippon Life Insurance Company (Japan), and Putnam Investments. As of December 31, 2002 assets under management totaled approximately $11.9 billion.

Straits Global Asset Management, LLC, 518 Riverside Avenue, Westport, CT 06880, formed in 2000, is wholly owned by Cheng Hock Lau. As of December 31, 2002, assets under management totaled approximately $5 million.

Sub-adviser fees, as an annual percentage rate of average daily net assets, paid by the Adviser from its advisory fee are:

Analytic Investors, Inc.: 1.00%
AXA Roseberg Investment Management LLC: 1.25% up to $100 million, 1.00% thereafter
Coda Capital Asset Management LLC: 0.75%
Gotham Advisors, Inc.: 2.15%
Grantham, Mayo, Van Otterloo & Co. LLC: 2.15% up to $25 million, 2.00% thereafter
Martingale Asset Management, L.P.: 1.00%
PanAgora Asset Management Inc.: 1.00%
Straits Global Asset Management LLC: 1.00%

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee.

Sub-Advisers for the Fund are selected by reviewing a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of performance results with other Sub-Advisers, assets under management and number of clients. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval, if the exemptive order is granted by the SEC.

PORTFOLIO MANAGER

ADVISER: DAVID A. SEMPLE.
Mr. Semple is an investment director of Van Eck. He is also portfolio manager of other mutual funds advised by the Adviser. He joined Van Eck in 1998, and has been in the investing business for 12 years as a manager and analyst.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund



                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      21

                                                    III. HOW THE FUND IS MANAGED


does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in the Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate account. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders.

THE DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for sales of shares of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund with which it has entered into a distribution agreement.


THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust started operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

THE CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT

Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS

Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL

Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109



22     VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                                                    III. HOW THE FUND IS MANAGED

2. TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains. The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision. Tax matters for insurance contract holders are described in the Contract prospectus.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at their net asset value, or NAV, per share next determined after receipt of a purchase or redemption. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time. Shares will not be priced on days on which the NYSE is closed for trading.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in securities that trade primarily in foreign markets, which markets may be active on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that the Fund calculates NAV. If the Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Adviser reasonably believes to be the fair value of the securities.


4. REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Funds may be redeemed on any business day, Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

A variable insurance contract owner or plan participant who chooses to redeem an interest in a separate account or plan investing in any Fund will be subject to a redemption fee if such interest is held for 60 days or less. The fee is paid to the Fund rather than the Adviser, and is designed to offset the brokerage commissions, market impact and other costs associated with changes in the Fund's asset levels and cash flows due to short-term trading. For shares bought on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies.

The redemption fee does not apply to: (i) any shares purchased through reinvested distributions (dividends and capital gains); (ii) scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;
(iii) variable insurance contract or qualified plan withdrawals or loans, including required minimum distributions; (iv) redemptions due to the movement of funds at annuitization of a variable insurance contract or qualified withdrawals from a retirement plan; and (v) redemptions resulting from the death of a variable insurance contract owner or plan participant. Each Fund reserves the right to waive the redemption fee in other circumstances at its discretion.

Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by a Fund or its agent, minus the redemption fee, if applicable.

5. SHAREHOLDER INQUIRIES


For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.




                       VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS      23

IV. FINANCIAL HIGHLIGHTS



                      Six months ending December 31, 2003

                                   (to come)









24      VAN ECK WORLDWIDE ABSOLUTE RETURN FUND PROSPECTUS

                        VAN ECK WORLDWIDE INSURANCE TRUST
             (WORLDWIDE BOND FUND, WORLDWIDE EMERGING MARKETS FUND,
             WORLDWIDE HARD ASSETS FUND, WORLDWIDE REAL ESTATE FUND)
                       99 PARK AVENUE, NEW YORK, NY 10016
                                 (212) 687-5200


     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of five separate series: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, and Worldwide Absolute Return Fund (the "Funds"). Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.


                                TABLE OF CONTENTS


General Information .......................................................    1
Investment Objectives and Policies ........................................    1
Risk Factors ..............................................................    5
   Asset-Backed Securities ................................................    5
   Borrowing ..............................................................    5
   Collateralized Mortgage Obligations ....................................    6
   Foreign Securities .....................................................    6
   Emerging Markets Securities ............................................    7
   Foreign Currency Transactions ..........................................    8
   Futures and Options Transactions .......................................    9
   Repurchase Agreements ..................................................   10
   Mortgage-Backed Securities .............................................   10
   Real Estate Securities .................................................   11
   Commercial Paper .......................................................   11
   Debt Securities ........................................................   12
   Derivatives ............................................................   12
   Currency Swaps .........................................................   13
   Short Sales ............................................................   13
   Direct Investments .....................................................   13
   Loans on Portfolio Securities ..........................................   14
   Precious Metals ........................................................   14
Investment Restrictions ...................................................   14
Investment Advisory Services ..............................................   16
Approval of Advisory Agreements ...........................................   17
The Distributor ...........................................................   18
Portfolio Transactions and Brokerage ......................................   18
Potential Conflicts of Interest ...........................................   19
Trustees and Officers .....................................................   20
Compensation Table ........................................................   23
Principal Shareholders ....................................................   23
Purchase of Shares ........................................................   23
Valuation of Shares .......................................................   23
Taxes .....................................................................   24
Redemptions in Kind .......................................................   24
Performance ...............................................................   24
Description of the Trust ..................................................   26
Proxy Voting Policies .....................................................   27
Additional Information ....................................................   39
Financial Statements ......................................................   39
Appendix ..................................................................   40

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated March 1, 2004 for the Worldwide Bond Fund, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund series (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.


           Shareholders are advised to read and retain this Statement of Additional Information for future reference

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


                        as supplemented on March 1, 2004

                               GENERAL INFORMATION


     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently five series of the Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, and Worldwide Absolute Return Fund (the "Funds"). Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds and Worldwide Bond Fund, Worldwide Absolute Return Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Investment Company Act of 1940, as amended (the "1940 Act").


                       INVESTMENT OBJECTIVES AND POLICIES

WORLDWIDE BOND FUND

     Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

     During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization chartered to promote economic development such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities, consisting of obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the "full faith and creditO"of the United States. In addition to direct obligations of the U.S. Treasury such as Treasury bonds, notes and bills, these include securities issued or guaranteed by different agencies such as the Federal Housing Administration, the Government National Mortgage Association and the Small Business Association.

     The average maturity of the debt securities in the Fund's portfolio will be based on Van Eck Associates Corporation's (the "Adviser") judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States.

     Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return. Normally, the Fund will have at least 80% of its net assets plus the amount of any borrowings for investment purposes invested in bonds of varying maturities. If the Fund intends to change the 80% policy, the Fund will provide shareholders with at least 60 days' prior notice of such change. Any notice of a change will be made in accordance with Rule 35d-1(c) under the Act.

     The Fund may invest in any type of security including, but not limited to, common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks and bonds and debt obligations of domestic and foreign companies, governments (including their political subdivisions) and international organizations. The Fund may buy and sell financial futures contracts and options on financial futures contracts, which may include bond and stock index futures contracts and foreign currency futures contracts. The Fund may write, purchase or sell put or call options on securities and foreign currencies.

     In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

     The Fund may invest in "when-issued" securities and collateralized mortgage obligations. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") relating to the fixed-income securities and preferred stocks in which the Fund may invest, including a description of the risks associated with each category.

     In addition, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies. During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligTations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

WORLDWIDE EMERGING MARKETS FUND

     Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

     Under normal conditions, at least 80% of the Fund's net assets plus the amount of any borrowings for investment purposes will be invested in Emerging Countries and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland. This is not a fundamental policy of the Fund and the percentage of the Fund's total assets may be changed upon notice to shareholders and a majority vote of the Board of Trustees. If the Fund intends to change the 80% policy, the Fund will provide shareholders with at least 60 days' prior notice of such change. Any notice of a change will be made in accordance with Rule 35d-1(c) under the Act.

     The Fund considers emerging market securities to include securities which are (i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities; and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

     The Fund may invest indirectly in emerging markets by investing in other investment companies due to restrictions on direct investment by foreign entities in certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of the companies' portfolio securities; are subject to limitations under the Act and the Internal Revenue code; are constrained by market availability; and would have the Fund bearing its ratable share of that investment company's expenses, including its advisory and administration fees. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to any investments in shares of closed-end investment companies.

     Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants;
direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

     The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

     The Fund may invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

     The Fund may, for temporary defensive purposes, invest more than 20% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by Duff & Phelps ("D&P"), or if unrated, will be of comparable high quality as determined by the Adviser.

WORLDWIDE HARD ASSETS FUND

     The Worldwide  Hard Assets Fund seeks  long-term  capital  appreciation  by
investing   primarily  in  "hard  asset  securities."   Income  is  a  secondary
consideration.


     The Fund will, under normal market conditions, invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in "Hard Asset Securities." Hard Assets Securities include equity securities of "Hard
Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. If the Fund intends to change the 80% policy, the Fund will provide shareholders with at least 60 days' prior notice of such change. Any notice of a change will be made in accordance with Rule 35d-1(c) under the Act. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals,
(iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic commodities which, historically, have been produced and marketed profitably during periods of significant inflation. The Fund has a policy of concentrating in such industries and in excess of 50% of the Fund's assets may be invested in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and greater price fluctuations that may be experienced by Hard Asset Securities than the underlying Hard Asset. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices even during periods of rising prices. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard Asset Securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including Hard Asset Securities. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program. This is not a fundamental policy of the Fund and the percentage of the Fund's total assets may be changed upon notice to shareholders and a majority vote of the Board of Trustees.


     The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities.

     High grade debt securities are those that are rated A or better by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by Duff and Phelps ("D&P") or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest.

     The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. When the Fund purchases a structured note (a non-publicly traded indexed security entered into directly between two parties) it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. The Fund may purchase and sell financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

     The Fund may also invest in "when-issued" securities and "partly paid" securities. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's and S&P relating to the fixed-income securities and preferred stocks in which the Funds may invest, including a description of the risks associated with each category. Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles whose assets generally consist primarily of interest in real estate and real estate loans. REITs and other real estate investments of the Fund are subject to certain risks. The Fund may therefore be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general.

     The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation.


WORLDWIDE REAL ESTATE FUND

     Worldwide Real Estate Fund seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

     The Fund will, under normal conditions, invest at least 80% (and at times nearly all) of its net assets plus the amount of any borrowings for investment purposes in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets ("Real Estate Companies"). If the Fund intends to change the 80% policy, the Fund will provide shareholders with at least 60 days' prior notice of such change. Any notice of a change will be made in accordance with Rule 35d-1(c) under the Act. Equity securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, preferred shares and real estate investment trusts ("REITs"), American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), equity swaps, indexed securities and similar instruments whose values are tied to one or more equity securities are considered to be equity securities. These securities may be listed on securities exchanges or traded over-the-counter. A Real Estate Company is one that has at least 50% of its assets in, or derives at least 50% of its revenues or net profits from, the ownership, construction, financing, management or sale of residential, commercial, industrial or hospital real estate. Real Estate Companies may include, among others: equity REITs, mortgage REITs, hybrid REITs, hotel companies, real estate brokers or developers, and companies which own significant real estate assets.

     REIT assets generally consist primarily of interest in real estate and real estate loans. REITs are often classified as equity, mortgage or hybrids. An equity REIT owns interests in property and realizes income from rents and gain or loss from the sale of real estate interest. A mortgage REIT invests in real estate mortgage loans and realizes income from interests payments on the loans. A hybrid REIT invests in both equity and debt. An equity REIT may be an operating or financing company. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     The Fund may invest up to 20% of its assets in debt securities of Real Estate Companies and in equity and debt securities of non-Real Estate Companies, which may include issuers whose products and services are related to the real estate industry or which own real estate assets.

     The Fund may, for temporary defensive purposes, invest more than 20% of its total assets in securities which are not equity securities of Real Estate Companies, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S & P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high quality as determined by the Adviser.

     The Fund may invest more then 25% of its total assets in any one sector of the real estate industry or any real estate related industry. Because the Fund concentrates in a single industry, an investment in the Fund can be expected to be more volatile than an investment in funds that invest in many industries. Risk associated with investment in securities of companies in the real estate industry include: declines in the value of the real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning and other laws, casualty or condemnation losses, variations or limitations in rental income, changes in neighborhood values, the appeal of properties to tenants, governmental actions, the ability of borrowers and tenants to make loan payments to rents, and increase in interest rates. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain exemption from the Act.

     The Fund may also invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, indexed securities, currency exchange contracts and other similar securities as may be available in the market. The Fund may also invest up to 10% of its total assets in direct investments. For more information, see "Risk Factors - Direct Investments."

                                  RISK FACTORS

ASSET-BACKED SECURITIES

     The Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

BORROWING

     The Funds may borrow up to 30% of the value of its net assets to increase their holding of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS

     The Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.


FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities, although a shareholder of a Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

     The Funds may invest in South Africa issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South Africa laws or regulations, may pose certain risks to the Funds' investments, and, under certain conditions, on the liquidity of the Funds' portfolios and their ability to meet shareholder redemption requests. Worldwide Emerging Markets Fund may invest in Russian issuers. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Fund's investment adviser.

     In addition to investing directly in the securities of United States and foreign issuers, the Funds may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies).

     Investments may be made from time to time by Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund in companies in developing countries as well as in developed countries. Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed markets.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


EMERGING MARKETS SECURITIES

     Investments of the Funds may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries is subject to highly volatile returns, involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights.

Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.


FOREIGN CURRENCY TRANSACTIONS

     Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds, with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

     A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Adviser will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' custodian will place the securities being hedged, cash or U.S. Government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Funds' investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

     The Fund will enter into forward contracts to duplicate a cash market transaction. Worldwide Bond Fund will not purchase or sell foreign currency as an investment. Worldwide Emerging Markets Fund, Worldwide Hard Asset Fund and Worldwide Real Estate Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions'.

     In those situations where foreign currency options of futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

     If the Funds retain the portfolio security and engage in an offsetting transaction, the Funds will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


FUTURES AND OPTIONS TRANSACTIONS

     The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. Worldwide Hard Assets Fund may also buy and sell commodities futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

     A Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin", to cover any additional obligations it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

     Worldwide Hard Assets Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus Worldwide Hard Assets Fund could be prevented from liquidating its position and thus be subject to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors-Foreign Securities".

     The Funds may also invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds because the maximum exposure is the amount of the premiums paid for the options.

     The Funds' use of financial futures contracts and options on such futures contracts, and Worldwide Hard Assets Fund and Worldwide Real Estate Fund's use of commodity futures contracts and options on such futures contracts may reduce a Fund's expo-sure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest. Because the financial markets in the developing countries are not as developed as those in the United States, these financial investments may not be available to the Funds and the Funds, may be unable to hedge certain risks.

     The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Funds may incur a loss on their investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of these requirements is that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contracts transactions may be materially limited by this test.

     The Funds may write, purchase or sell covered call or put options. Any options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying assets at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When a Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or liquid equity or debt securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

     The Funds may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Funds may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, and are generally considered illiquid securities.


REPURCHASE AGREEMENTS

     A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.


MORTGAGE-BACKED SECURITIES

     The Funds may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.


REAL ESTATE SECURITIES

     Although Worldwide Hard Assets Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. Worldwide Hard Assets Fund and Worldwide Real Estate Fund are therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).


COMMERCIAL PAPER

     The Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES

     The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

     New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain, in a segregated account with their Custodian, an amount of cash or high quality securities equal (on a daily marked-to-market-basis) to the amount of its commitment to purchase the when-issued securities.

     The Fund may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Funds may lose interest and/or principal on such securities.


DERIVATIVES

     To protect against anticipated declines in the value of the Funds' investment holdings, the Funds (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund) may use options, forward and futures contracts, swaps and structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Funds' investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of cash market transaction when deemed advantageous by the Funds' adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     When the Funds intend to acquire securities (or gold bullion or coins in the case of Worldwide Hard Assets Fund) for the portfolios, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acqui-sition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security, and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.


CURRENCY SWAPS

     Except for Worldwide Bond Fund, the Funds may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currency. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Worldwide Hard Assets may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Funds' investment adviser is incorrect in its forecast of market values and currency exchange rates and/or Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.


SHORT SALES

     Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may make short sales of equity securities. The Funds will establish a segregated account with respect to their short sales and maintain in the account cash not available for investment or U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets.


DIRECT INVESTMENTS

     Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds' investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

     Certain of the Funds' direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases, the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations, or is affiliated with an organization that is engaged in similar operations.

     Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.


LOANS ON PORTFOLIO SECURITIES

     The Funds may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of their total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Funds may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Funds will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Funds might experience a loss if the borrowing broker-dealer breaches its agreement with the Funds.


PRECIOUS METALS

     Precious metals trading is a speculative activity, and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, the Funds may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Funds may be required, therefore, to hold precious metals or sell them at a loss, or to sell portfolio securities at a gain, when they would not otherwise do so for investment reasons. The Funds incur additional costs in storing gold bullion and coins, which are generally higher than custodian costs for securities.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of
(i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or
(ii) more than 50% of a Fund's outstanding shares.

         Each of the Funds may not:

     1. Purchase or sell real estate, although the Funds may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that the Worldwide Emerging Markets Fund may, for hedging and other purposes, and the Worldwide Hard Assets Fund, Worldwide Bond Fund and Worldwide Real Estate Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. The Worldwide Hard Assets Fund and Worldwide Real Estate Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes (except that with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and
         Worldwide Real Estate Fund, margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation). In addition, Worldwide Hard Assets Fund and Worldwide Real Estate Fund may invest in gold bullion and coins.

     3. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness (such as structured notes, indexed securities and swaps with respect to Worldwide Hard Assets Fund and Worldwide Real Estate Fund) and (ii) repurchase agreements. The Funds may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets.

     4. As to 75% of the total assets of the Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund, purchase securities of any issuer, if immediately thereafter (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or
         (ii) with respect to the Worldwide Hard Assets Fund, more than 10% of the outstanding securities of any class of such issuer would be held by a Fund; and in the case of Worldwide Emerging Markets Fund more than 10% of the outstanding voting securities of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities). This limitation does not apply to the Worldwide Bond Fund and Worldwide Real Estate Fund.

     5. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

     6.  Borrow money, except that each of the Funds may borrow up to 30% of the
         value  of  its  net  assets  to  increase   its  holding  of  portfolio
         securities.

     7. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin; (iv) commodity futures contracts purchased on margin (Worldwide Hard Assets Fund); and (v) foreign currency swaps (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate
         Fund).

     8. Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     9.  Make investments for the purpose of exercising control or management.

    10. Invest in real estate limited partnerships (except Worldwide Real Estate Fund) or in oil, gas or other mineral leases.

     The following policies have been adopted by the Board of Trustees with respect to each Fund and may be changed without shareholder approval.

         A Fund may not:

    11. Exclusive of Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, purchase securities of other open-end investment companies, except as part of a merger, consolidation, reorganization or acquisition of assets; (i) purchase more than 3% of the total outstanding voting stock of any investment company, (ii) invest more than 5% of any of the Fund's total assets in securities of any one investment company, or (iii) invest more than 10% of such value in investment companies in general. In addition, the Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

    12. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 10% of its total net assets would be invested in such securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund will not invest more than 15% of the value of their total net assets in such securities, and; (ii) with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of its total net assets would be invested in such securities.

    13. Invest more than 5 percent of the value of its total assets in securities of companies having together with their predecessors, a record of less than three years of continuous operation (this restriction does not apply to the Worldwide Emerging Markets Fund, and Worldwide Real Estate Fund).

    14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Funds may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and in the Prospectus and that these Funds may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts and Worldwide Hard Assets Fund and Worldwide Real Estate Fund may write, purchase, or sell put and call options on gold or other natural resources or an index thereon, and on commodity futures contracts on gold or other natural resources or an index thereon.

    15. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs.

    16. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges or more than 2% of the value of the assets of a Fund (except Worldwide Emerging Markets Fund and Worldwide Real Estate Fund) in warrants which are not listed. Warrants acquired in units or attached to securities are not included in this restriction.

    17. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction
         (6).

    18. Except for Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, make short sales of securities, except that the Worldwide Bond Fund may engage in the transactions specified in restrictions (1), (2) and (14).

    19. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions, and may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (6).

    20. Participate on a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account.

    21. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser beneficially owns more than one-half of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES

     The investment adviser and manager of the Funds is Van Eck Associates Corporation, a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Funds and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held. The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act, and manages or advises managers of portfolios of pension plans and others.

     The Adviser or its affiliates provide the Funds with office space, facilities and simple business equipment and provide the services of consultants, executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreements, the Adviser or its affiliates compensate all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

     The Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory Agreements for each of the Funds were last reapproved by the Board of Trustees on April 23, 2003.

     The expenses borne by each of the Funds include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

     The management fee for each of Worldwide Bond Fund and Worldwide Hard Assets Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million, which includes the fee paid to the Adviser for accounting and administrative services. The management fee for Worldwide Emerging Markets Fund and Worldwide Real Estate Fund are computed daily and paid monthly at an annual rate of 1% of average daily net assets, which includes the fee paid to the Adviser for accounting and administrative services.

     For the years ended December 31, 2000, 2001 and 2002, the Adviser earned fees with respect to Worldwide Bond Fund of $752,757, $638,605 and $707,258, respectively. The Adviser earned fees for the same years with respect to Worldwide Hard Assets Fund of $961,551, $893,754 and $1,049,706, respectively. There were no fee waivers or expense reimbursements with respect to these two Funds for these years. For the years ended December 31, 2000, 2001 and 2002, the Adviser earned fees with respect to Worldwide Emerging Markets Fund in the amount of $2,112,040, $1,366,363 and $1,860,505, respectively. From January 1,
2000 to December 31, 2002, the Adviser agreed to limit all expenses to 1.3% of average daily net assets. For the years ended December 31, 2000, 2001 and 2002, the Advisor waived fees of $48,186, $0 and $60,972, respectively. For the years ended December 31, 2000, 2001 and 2002, the Adviser earned fees with respect to Worldwide Real Estate Fund of $51,139, $104,747 and $171,250, respectively. From January 1, 2000 to December 31, 2002, the Adviser agreed to limit all expenses to 1.5% of average daily net assets. For the years ended December 31, 2000, 2001 and 2002, the Advisor waived fees of $40,569, $12,557 and $0, respectively.

     Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Funds. For these services, the agreements provide for reimbursement to the Adviser.

     Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                         APPROVAL OF ADVISORY AGREEMENT

     At a meeting of the Board of Trustees held on April 23, 2003, the Board considered a number of factors in deciding whether to approve the continuation of each Advisory Agreement. Factors considered by the Board included, but were not limited to, the performance of each Fund (including a comparison of the performance of each Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices); the nature of the services provided by the Adviser to each Fund (including the experience of the investment personnel that provide services to the Fund); the allocation of resources of the Advisor to each Fund (including the compensation structure for investment personnel of the Adviser, the Adviser's organizational structure, the expense ratios of each Fund and comparable funds, and the personnel assigned to each Fund); and the current advisory fees of each Fund and comparable funds. In the course of the Board's deliberations, the Trustees discussed the profitability of each Fund to the Adviser, the Adviser's approach to managing each Fund and the Adviser's current overall business strategy.

     After consideration of these and other factors, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the each Advisory Agreement.

                                 THE DISTRIBUTOR

     Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation (the "Distributor"), 99 Park Avenue, New York, New York, a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreements for each of the Funds were last reapproved by action of the Trustees on April 23, 2003.

     The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

     In purchasing and selling the Funds' portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services rendered on a continuing basis, and the reasonableness of any commissions.

     The Adviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates. In addition the Funds occasionally direct the Adviser to direct brokerage to certain brokers with which they have directed brokerage arrangements.

     The Trustees periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. The Trustees also review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

     Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities, and the then-availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of all the Funds may vary greatly from year to year.

     Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund anticipate that their annual portfolio turnover rates will exceed 100%. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002, the portfolio turnover rates* for Worldwide Emerging Markets Fund were 113.17%, 134.51% and 124.63%, respectively. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002, the portfolio turnover rates* for Worldwide Hard Assets Fund were 110.46%, 85.73% and 62.76%, respectively.

     The annual portfolio turnover rate of the Worldwide Bond Fund and Worldwide Real Estate Fund may exceed 100%. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002, the portfolio turnover rates for Worldwide Bond Fund were 19.14%, 22.27% and 18.38%, respectively. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002, the portfolio turnover rates* of Worldwide Real Estate Fund were 233%, 74% and 139%, respectively. Due to the high rate of turnover, the Funds will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Funds may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

     The Adviser does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the fiscal year ended December 31, 2000, Worldwide Hard Assets Fund paid $486,160, Worldwide Real Estate Fund paid $51,369, and Worldwide Emerging Markets Fund paid $1,738,572 in brokerage commissions. For the fiscal year ended December 31, 2001, Worldwide Hard Assets Fund paid $365,316, Worldwide Real Estate Fund paid $40,163 and Worldwide Emerging Markets Fund paid $1,159,608 in brokerage commissions. For the fiscal year ended December 31, 2002, Worldwide Hard Assets Fund paid $307,209, Worldwide Real Estate Fund paid $79,017 and Worldwide Emerging Markets Fund paid $1,717,829 in brokerage commissions.

     For the fiscal year ended December 31, 2001, Worldwide Hard Assets Fund paid $361,023, Worldwide Real Estate Fund paid $29,514, and Worldwide Emerging Markets Fund paid $1,151,061 in commissions to broker-dealers providing research and other services, representing 99%, 81% and 99%, respectively, of total commissions paid by such Funds. For the year ended December 31, 2002, Worldwide Hard Assets Fund paid $303,255, Worldwide Real Estate Fund paid $63,746 and Worldwide Emerging Markets Fund paid $1,713,657 in commissions to broker-dealers, providing research and other services representing 99%, 81% and 99.8% respectively of sold commissions.


                         POTENTIAL CONFLICTS OF INTEREST

     The Adviser's affiliate, Van Eck Absolute Advisers, Inc., ("VEARA") serves as the general partner of Van Eck Hard Assets L.P., a U.S. investment limited partnership which has an investment strategy substantially similar to that of the Hard Assets Fund. VEARA also serves as the adviser of the following funds established in various offshore jurisdictions; Van Eck Global Opportunity Fund (Offshore) Ltd. and Van Eck Global Distressed Debt Fund, Ltd. Additionally, VEARA serves as the general partner of Van Eck Global Opportunity Fund L.P., Van Eck Hard Assets, L.P. and Van Eck Multi-Strategy Partners, L.P., each a Delaware private investment partnership (together the "Private Funds"). VEARA is a wholly-owned subsidiary of Van Eck Associates Corp. Founded in 1955, the Adviser, Van Eck Associates Corp. is an investment adviser registered with the Securities and Exchange Commission which provides investment advisory services to the Van Eck mutual funds and the Trust. Further, the Adviser (and its principals, affiliates or employees) may serve as investment adviser or Adviser to other client accounts and conduct investment activities for their own accounts. The above listed entities and such other entities or accounts (the "Other Clients") may have investment objectives or may implement investment strategies similar to those of the Fund. Additionally, the Private Funds may also

------------------------
* The portfolio turnover rate sometimes exceeds 100%. Extraordinary volatile conditions do require high levels of turnover in order to preserve capital. The high level of turnover reflected a switch to more defensive issues with the goal of preserving shareholder capital.

from time to time implement investment strategies which the Adviser decides are not advantageous to the Funds, and which may include transactions that are directly contrary to the positions taken by the Funds. These strategies may include, among others, short sales, long short tranding, and pairs trading, as well as swaps and derivatives trades.

                              TRUSTEES AND OFFICERS

     The Trustees and Officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below. The Board of Trustees is responsible for supervising the operation of the Funds. It establishes the Funds' major policies, reviews investments, and provides guidelines to the Advisor and others who provide services to the Funds.

     The present members of the Audit Committee are Richard C. Cowell, David J. Olderman, Ralph F. Peters and Richard D. Stamberger. This Committee met three times during the Funds' last fiscal year. The duties of this Committee include meeting which representatives of the Company's independent accountants to review fees, services, procedures, conclusions and recommendations of independent auditors and to discuss the Company's system of internal controls. Thereafter, the Committee reports to the Board of the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.


     The present member of the Corporate Governance Committee of the Board of Trustees is Ralph S. Peters. This Committee did not meet during the last fiscal year. The duties of this Committee include consideration of recommendations on nominations for Directors, review of the composition of the Board, and recommendations of meetings, compensation and other corporate matters.


     The present members of the Executive Committee are John C. van Eck and Ralph F. Peters. This Committee met once during the last fiscal year. The duties of this Committee are to exercise the general powers of the Board of Trustees between meetings of the Board.



TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,                                                              NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                                 PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                             FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                               OVERSEEN          OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                               BY TRUSTEE        HELD:
---------------------             --------------                            --------------    -------------------
INTERESTED TRUSTEES:
John C. van Eck, CFA              Chairman, Van Eck Associates                 10             Chairman of the Board and
(9/15/15)+*                       Corporation and former Director of                          President of two other investment
Chairman and Trustee              Van Eck Securities Corporation                              companies advised by the Adviser
since 1985

Jan F. van Eck                    Director, Van Eck Associates                 10             Trustee of another investment
(9/26/63)+**                      Corporation; President and Director,                        company advised by the Adviser
Trustee since 2000                Van Eck Securities Corporation and other
                                  affiliated companies; President and
                                  Director, Van Eck Capital, Inc.;
                                  President and Director, Van Eck
                                  Absolute Return Advisers Corporation

Derek S. van Eck                  President of Worldwide Hard Assets           10             Trustee of another investment company
(9/16/64)+**                      Wide Real Fund series of Van Eck Worldwide                  advised by the Adviser
Trustee since 1999                Insurance Trust and the Global Hard Assets
                                  Fund series of Van Eck Funds; Executive Vice
                                  President, Director, Global Investments and
                                  President and Director of Van Eck Associates
                                  Corporation and Executive Vice President and
                                  Director of Van Eck Securities Corporation
                                  and other affiliated company

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,                                                              NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                                 PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                             FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                               OVERSEEN         OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                               BY TRUSTEE       HELD:
---------------------             --------------                            --------------    -------------------
INDEPENDENT TRUSTEES:

Richard C. Cowell                 Private investor                           10              Director, West Indies &
(6/13/27)                                                                                    Caribbean Development Ltd.
Trustee since 1985

David J. Olderman                 Private investor                           10              Trustee of two other investment
(8/19/35)                                                                                    companies advised by the Adviser
Trustee since 1994

Ralph F. Peters                   Private investor                           10              Director, Sun Life Insurance and
(3/21/29)                                                                                    Annuity Company of New York;
Trustee since 1987                                                                           Director, Trustee of two other
                                                                                             investment companies advised by
                                                                                             the Adviser

Richard D. Stamberger             President and CEO, SmartBrief.com          10              Trustee of two other investment
(5/29/59)                                                                                    companies advised by the Adviser;
Trustee since 1994                                                                           Partner and Co-founder, Quest Partners,
                                                                                             LLC; Executive Vice President, Chief
                                                                                             Operating Officer and Director of
                                                                                             NuCable Resources Corporation

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,
POSITION(S) HELD WITH             PRINCIPAL
FUND AND LENGTH OF                OCCUPATION(S)
SERVICE AS A VAN ECK              DURING PAST                                           OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                           HELD:
---------------------             --------------                                        -------------------
OFFICERS:
Bruce J. Smith                    Senior Vice President and Chief                       Officer of two other
(3/15/55)                         Financial Officer, Van Eck Associates                 investment companies
Officer since 1985                Corporation, Van Eck Securities Corporation           advised by the Adviser
                                  and other affiliated companies

Thomas H. Elwood                  Vice President, Secretary and General                 Officer of two other
(8/11/47)                         Counsel, Van Eck Associates Corporation,              investment companies
Officer since 1998                Van Eck Securities Corporation and                    advised by the Adviser
                                  other affiliated companies

Alex W. Bogaenko                  Director of Portfolio Administration,                 Officer of two
(4/13/63)                         Van Eck Associates Corporation and                    other investment companies
Officer since 1997                Van Eck Securities Corporation                        advised by the Adviser

Charles T. Cameron                Director of Trading, Van Eck                          Officer of another
(3/30/62)                         Associates Corporation; Co-Portfolio                  investment company
Officer since 1996                Manager, Worldwide Bond Fund Series                   advised by the Adviser

Susan C. Lashley                  Vice President, Mutual Fund Operations,               Officer of another
(1/21/55)                         Van Eck Securities Corporation and                    investment company
Officer since 1988                Van Eck Associates Corporation                        advised by the Adviser


-------------------

(1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.

+ An "interested person" as defined in the 1940 Act. John C. van Eck, Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the investment adviser.

* Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board.

**   Son of Mr. John C. van Eck.

++   Member of the Corporate Governance Committee.

^ Member of Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.


                                                            AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                                DOLLAR RANGE OF          COMPANIES OVERSEEN BY
                               EQUITY SECURITIES         DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                  IN THE FUND             INVESTMENT COMPANIES
---------------                 ---------------            --------------------
John C. van Eck                      $0                       Over $100,000
Jan F. van Eck                        0                       Over $100,000
Derek S. van Eck                      0                       Over $100,000
Ralph F. Peters                       0                         $1-10,000
David J. Olderman                     0                           None
Richard D. Stamberger                 0                           None
Richard C. Cowell                     0                           None

                                      2002
                               COMPENSATION TABLE


                                   VAN ECK WORLDWIDE            VAN ECK WORLDWIDE
                                    INSURANCE TRUST              INSURANCE TRUST            TOTAL FUND COMPLEX
                                (CURRENT TRUSTEES FEES)      (DEFERRED COMPENSATION)         COMPENSATION (A)
                                -----------------------      -----------------------        ------------------


John C. van Eck                          $0                            $0                           $0
Richard C. Cowell                        $21,324                       $0                           $38,500
David J. Olderman                        $0                            $21,324                      $38,500
Ralph F. Peters                          $14,904                       $0                           $33,500
Richard D. Stamberger                    $15,993                       $5,331                       $38,500
Derek S. van Eck                          N/A                           N/A                          N/A
Jan F. van Eck                            N/A                           N/A                          N/A


---------------------
(a) The term "fund complex" refers to the Funds of the Trust and the series of the Van Eck Funds, which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.

                             PRINCIPAL SHAREHOLDERS

     As of March 31, 2003, shareholders of record of 5% or more of the outstanding shares of the Funds were as follows: Approximately 72.84% of Worldwide Bond Fund, approximately 65.54% of Worldwide Emerging Markets Fund and approximately 64.75% of Worldwide Hard Assets, respectively, was owned by Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, OH 43216 to fund the benefits of the separate account's variable annuity contract owners. Approximately 15.19% of Worldwide Bond Fund, approximately 16.57% of Worldwide Emerging Markets Fund, and approximately 5.85% of Worldwide Hard Assets Fund, respectively, was owned by Nationwide Provident Mutual Life and Annuity Company, 1050 Westlake Drive, Berwyn, PA 19312. Approximately 11.82% of Worldwide Hard Assets Fund was owned by New York Life Insurance and Annuity Corp., 300 Interpace Parkway, Parsippany, NJ 07054. Approximately 7.37% of Worldwide Bond Fund, approximately 10.90% of Worldwide Emerging Markets Fund and approximately 7.54% of Worldwide Hard Assets Fund, respectively, was owned by Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, IN 46032. Approximately 7.24% of Worldwide Real Estate Fund was owned by Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, AL 35223.

                               PURCHASE OF SHARES

     The Funds may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Funds will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Funds may be significantly affected on days when an investor has no access to the Funds. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever the Board judges it is a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

                               VALUATION OF SHARES

     The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

     Shares of the Funds are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share.

     The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

     The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

     Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Funds' net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

                                      TAXES

     Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and
(b) satisfy certain diversification requirements.

     As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

                               REDEMPTIONS IN KIND

     The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE

     The Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)/to the nth power/ = ERV

     Where:       P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

     The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


     Average annual total returns for the Funds for various periods ended December 31, 2003 are as follows:

                                           1 YEAR               5 YEARS             10 YEARS           LIFE
                                           ------               -------             --------           ----

Worldwide Bond Fund                         18.16%                 5.08%               5.79%           6.23%
Worldwide Emerging Markets Fund             54.19%                11.35%                 --            2.83%
Worldwide Hard Assets Fund                  45.08%                11.21%               3.73%           5.19%
Worldwide Real Estate Fund                  34.50%                 9.50%                 --            8.17%


     The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

     Where:  A    =    dividends and interest earned during the period
             B    =    expenses accrued for the period (net of reimbursement)
             C    =    the average daily number of shares outstanding during the
                       period that was entitled to receive dividends
             D    =    the maximum offering price per share on the last day of
                       the period after adjustment for payment of dividends within 30 days thereafter

     The Funds may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

     Where:       A        =        initial investment
                  B        =        value at end of period
                  ATR      =        aggregate total return

     The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


     Aggregate Total Return for the period ended December 31, 2003.

                                           1 YEAR               5 YEARS             10 YEARS           LIFE
                                           ------               -------             --------           ----


Worldwide Bond Fund                        18.16%                28.09%              75.50%            137.72%
Worldwide Emerging Markets Fund            54.19%                71.16%                 --              25.10%
Worldwide Hard Assets Fund                 45.08%                70.14%              44.16%            106.52%
Worldwide Real Estate Fund                 34.50%                57.41%                 --              66.89%


     Performance figures of a Fund are not useful for comparison purposes, because they do not reflect the charges and deductions at the separate account level.

                            DESCRIPTION OF THE TRUST

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, six Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, described herein and Worldwide Absolute Return Fund and Worldwide Ultra Short-term Income Fund, described in a separate Statement of Additional Information.

     Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds, and Worldwide Bond Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

     Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent auditors. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in the Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shareholders of all Funds are entitled to vote matters affecting all of the Funds (such as the election of Trustees and ratification of the selection of the Trust's independent auditors). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholder of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                              PROXY VOTING POLICIES

                              ADOPTED JULY 30, 2003

                                  INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the "Commission") adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to requiring advisers to maintain certain proxy voting records. Both Rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients' securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a "fraudulent, deceptive, or manipulative" act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

                      PROXY VOTING POLICIES AND PROCEDURES

I     RESOLVING MATERIAL CONFLICTS OF INTEREST.

      A. A "MATERIAL CONFLICT" means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, "Adviser"), or an "affiliated person" of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company; a portfolio company that is a significant selling agent of Van Eck's products and services; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

      B. Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

            i. Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used;

            ii. Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

            iii. The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or
                  (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

            iv. Any deviations form the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

II    VOTING CLIENT PROXIES.

      A.    The   portfolio   manager  or  analyst   covering  the  security  is
            responsible for making voting decisions.

      B. Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that proxies are timely voted.

                              DISCLOSURE TO CLIENTS

      A.    Notification of Availability of Information

            i. Client Brochure. The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted.

            ii. The Client Brochure or Part II of Form ADV will be mailed to each client annually in June of each year. iii. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

      B.    Availability of Proxy Voting Information

            i. Hard Copy. At the client's request or if the information is not available on VEAC's website, hard copy will be mailed to each client.

            ii. Internet. Proxy voting information will be available to each client on VEAC's website at vaneck.com. Information with respect to each client account will be accessible by the client.

      C. Mutual Fund Shareholders. Each mutual fund shareholder will be given access to his or her fund's voting record. Availability of Proxy Voting Policies and Procedures. These policies and procedures will be included in the Client Brochure or Part II of Form ADV. These policies and procedures will be provided to clients upon request.

RECORDKEEPING REQUIREMENTS

A. VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

    -  proxy statements received;
    -  exchange ticker symbol of the portfolio security;
    -  CUSIP, CEDOL or other identifying number for the portfolio security;
    -  shareholder meeting date;
    -  brief identification of the matter voted on;
    -  whether the matter was proposed by the issuer or by a shareholder;
    -  whether a vote was cast on the matter;
    - how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

    - whether the vote was cast for or against management. Records of written client requests;
    - records of written responses from VEAC to either written or oral client requests; and any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision.

B. Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

C. Proxy voting records will be maintained in all easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.


                             PROXY VOTING GUIDELINES

                           I.  THE BOARD OF DIRECTORS

A.   DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote on a case-by-case basis for director nominees, examining the following factors:

    o   long-term corporate performance record relative to a market index;
    o   composition of board and key board committees;
    o   nominee's investment in the company;
    o   whether a retired CEO sits on the board; and
    o   whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

    o   corporate governance provisions and takeover activity;
    o   board decisions regarding executive pay;
    o   director compensation;
    o   number of other board seats held by nominee; and
    o   interlocking directorships.

B.   CHAIRMAN AND CEO ARE THE SAME PERSON

    o Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.   MAJORITY OF INDEPENDENT DIRECTORS

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.   STOCK OWNERSHIP REQUIREMENTS

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.   TERM OF OFFICE

Vote against shareholder proposals to limit the tenure of outside directors.

F.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Vote  on  a  case-by-case  basis  proposals   concerning  director  and  officer
indemnification and liability protection.

Vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director's legal expenses would be covered.

G.   DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

    o long-term financial performance of the target company relative to its industry;
    o   management's track record;
    o   background to the proxy contest;
    o   qualifications of director nominees (both slates);
    o evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
    o   stock ownership positions.

H.   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

I.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.



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



J.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.


                               II.  PROXY CONTESTS

A.   REIMBURSE PROXY SOLICITATION EXPENSES

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.


                                  III.  AUDITORS

RATIFYING AUDITORS

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.


                   IV.  SHAREHOLDER VOTING AND CONTROL ISSUES

A.   CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote for proposals to permit cumulative voting.

B.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

FAIR PRICE PROVISION

Vote on a case-by-case basis when examining fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

GREENMAIL

Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Vote on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote against dual class exchange offers.

Vote against dual class recapitalizations

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

CONFIDENTIAL VOTING

Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

EQUAL ACCESS

Vote for shareholders proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Vote on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

SHAREHOLDER ADVISORY COMMITTEES

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.


                              V.  CAPITAL STRUCTURE

A.   COMMON STOCK AUTHORIZATION

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B.   STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.   REVERSE STOCK SPLITS

Vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.   BLANK CHECK PREFERRED AUTHORIZATION

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E.   SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.   ADJUST PAR VALUE OF COMMON STOCK

Vote for management proposals to reduce the par value of common stock.

G.   PREEMPTIVE RIGHTS

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.   DEBT RESTRUCTURINGS

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

     o DILUTION - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?

     o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.   SHARE REPURCHASE PROGRAMS

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



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



                           VI.  EXECUTIVE COMPENSATION

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with cash components of pay. We estimate the present value of short- and long-term incentives, derivative awards, and cash/bonus compensation - which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.   OBRA-RELATED COMPENSATION PROPOSALS

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
     FEATURES

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OKRA.

B.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE PAY

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

C.   GOLDEN AND TIN PARACHUTES

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

D.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e. , generally greater than 5 % of outstanding shares).

E.   401(k) EMPLOYEE BENEFIT PLANS

Vote for proposals to implement a 401(k) savings plan for employees.


                           VII.  STATE OF INCORPORATION

A.   VOTING ON STATE TAKEOVER STATUTES

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.   VOTING ON REINCORPORATION PROPOSALS

Vote on a case-by-case basis proposals to change a company's state of incorporation.


                   VIII.  MERGERS AND CORPORATE RESTRUCTURINGS

A.   MERGERS AND ACQUISITIONS

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

     o   anticipated financial and operating benefits;
     o   offer price (cost vs. premium);
     o   prospects of the combined companies;
     o   how the deal was negotiated; and
     o   changes in corporate governance and their impact on shareholder rights.

B.   CORPORATE RESTRUCTURING

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

C.   SPIN-OFFS

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.   ASSET SALES

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.   LIQUIDATIONS

Vote on a case-by-case basis proposals related to liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.   APPRAISAL RIGHTS

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.   CHANGING CORPORATE NAME

Vote on a case by case basis proposal to change.


                             IX.  MUTUAL FUND PROXIES

A.   ELECTION OF TRUSTEES

Vote on trustee nominees on a case-by-case basis.

B.   INVESTMENT ADVISORY AGREEMENT

Vote on investment advisory agreements on a case-by-case basis.

C.   FUNDAMENTAL INVESTMENT RESTRICTIONS

Vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D.   DISTRIBUTION AGREEMENTS

Vote on distribution agreements on a case-by-case basis.


                       X.  SOCIAL AND ENVIRONMENTAL ISSUES

In  general  we  vote  on  a  case-by-case   basis  on  shareholder  social  and
environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases,  however,  we vote for  disclosure  reports that seek  additional
information,   particularly  when  it  appears  companies  have  not  adequately addressed shareholders' social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors

o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

o    the percentage of sales, assets and earnings affected;

o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specificaction;

o whether the company has already responded in some appropriate manner to the request embodied in a proposal;

o whether the company's analysis and voting recommendation to shareholders is persuasive;

o    what other companies have done in response to the issue;

o whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

o whether the subject of the proposal is best left to the discretion of the board.

The following list includes some of the social and environmental issues to which this analysis is applied:

o    energy and environment
o    South Africa
o    Northern Ireland
o    military business
o    maquiladora standards and international operations policies
o    world debt crisis
o    equal employment opportunity and discrimination
o    animal rights
o    product integrity and marketing
o    human resources issues






------------
If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we follow the recommendations of an independent proxy service provider.

                             ADDITIONAL INFORMATION

     CUSTODIAN.  State  Street  Bank and Trust  Company,  225  Franklin  Street,
Boston, Massachusetts 02110, serves as the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

     TRANSFER AGENT. Forum Financial Group LLC, Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent.

     INDEPENDENT AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the Trust's independent auditors.

     COUNSEL. Goodwin, Procter LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.


                              FINANCIAL STATEMENTS

     The financial statements of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund for the fiscal year ended December 31, 2002, are incorporated by reference from the Funds' Annual Reports to Shareholders, which are available at no charge upon written or telephone request to the Trust at the address or telephone number set forth on the first page of this Statement of Additional Information.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


PREFERRED STOCK RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


DESCRIPTION OF STANDARD & POOR'S CORPORATION PREFERRED STOCK RATINGS:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC--Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


SHORT TERM DEBT RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                        VAN ECK WORLDWIDE INSURANCE TRUST
                        (WORLDWIDE ABSOLUTE RETURN FUND)
                       99 PARK AVENUE, NEW YORK, NY 10016
                                 (212) 687-5200


     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of five separate series: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Absolute Return Fund and Worldwide Real Estate Fund. Shares of the Worldwide Absolute Return Fund (the "Fund") are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.


                                TABLE OF CONTENTS


General Information .......................................................    1
Investment Objectives and Policies ........................................    1
Risk Factors ..............................................................    3
Borrowing .................................................................    3
Emerging Markets Securities ...............................................    3
Foreign Currency Transactions .............................................    4
Foreign Securities ........................................................    4
Futures and Options Transactions ..........................................    6
Other Risks ...............................................................    7
Collateralized Mortgage Obligations .......................................    7
Commercial Paper ..........................................................    8
Direct Investments ........................................................    8
Hard Assets ...............................................................    9
Initial Public Offerings ..................................................    9
Mortgage-Backed Securities ................................................    9
Partly Paid Securities ....................................................    9
Precious Metals ...........................................................   10
Real Estate Securities ....................................................   10
Repurchase Agreements .....................................................   10
Warrants ..................................................................   10
Investment Restrictions ...................................................   11
Investment Advisory Services ..............................................   11
The Distributor ...........................................................   13
Portfolio Transactions and Brokerage ......................................   13
Trustees and Officers .....................................................   15
Principal Shareholders ....................................................   18
Purchase of Shares ........................................................   18
Valuation of Shares .......................................................   18
Taxes .....................................................................   19
Redemptions in Kind .......................................................   19
Performance ...............................................................   19
Description of the Trust ..................................................   20
Proxy Voting Procedures ..................................................    22
Additional Information ....................................................   34
Financial Statements ......................................................   34
Appendix ..................................................................   35


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated March 1, 2004 for Worldwide Absolute Return Fund series (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.



           Shareholders are advised to read and retain this Statement of Additional Information for future reference.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


                         as supplemented March 1, 2004

                               GENERAL INFORMATION


     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently five series of the Trust: Worldwide Absolute Return Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund. Worldwide Absolute Return Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act").



                       INVESTMENT OBJECTIVES AND POLICIES



     The Worldwide Absolute Return Fund seeks consistent absolute returns in various market cycles.

     The Fund uses a diversified manager of managers investment approach. To manage the Fund's assets, it selects multiple investment advisers with experience in managing absolute return strategies whose performance is not correlated or has low correlation with major financial market indices or with each other. Van Eck Associates Corporation (the "Adviser") recommends the hiring, termination and replacement of sub-advisory firms retained by the Adviser to manage the Fund's assets (the Adviser together with these sub-advisory firms, the "Sub-Advisers.") The Fund's Board of Trustees has overall responsibility for the termination of the Advisor as advisor to the Fund and as a Sub-Adviser. Under normal conditions, there will be at least three Sub-Advisers including the Adviser.

     The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Sub-Advisers which employ a variety of investment techniques and strategies. The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles typically mitigates near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style. Although the Adviser believes that the use of different trading strategies and securities provides greater diversification which may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.

     The Adviser selects the Sub-Advisers for the Fund by reviewing a wide range of factors for each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management and number of clients.

     As part of the due diligence process, the Adviser also consults its own databases as well as those of third party providers and consultants.

     Further, the Adviser utilizes multiple sources and the services of independent third parties to conduct a comprehensive review of each Sub-Adviser, its investment process and organization and to conduct interviews of key personnel of each Sub-Adviser as well as interviews with third party references and industry sources. Utilizing this information, the Adviser selects Sub-Advisers.

     The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.

     The Sub-Advisers may use a variety of investment techniques to achieve the Fund's investment objective. For example, these techniques may include simultanously taking long and short positions on similar or different securities for which there exists an attractive spread to their relative valuations. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tend to cancel out the effect of general market movements on the securities. This technique is for hedging. In instances where a position is entered into that is long/short, long-only or short-only, such positions are taken for non-hedging purposes and seek to achieve positive returns from the relative returns on these positions. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments.

     A Sub-Adviser may employ one or more of the following:

     EVENT DRIVEN STRATEGIES: Strategies that are designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.

     RELATIVE VALUE/ARBITRAGE STRATEGIES: Strategies that invest both long and short in securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. These may include:

               PAIRS TRADING -- long and short positions in securities of different companies in the same industry.

               CONVERTIBLE ARBITRAGE -- hedged  investing  in   the  convertible
          securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

               FIXED INCOME OR INTEREST RATE ARBITRAGE -- includes interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage. Certain long/short fixed income: designed to provide total return in excess of a benchmark index by taking long and short positions, generally through the use of futures, in US government or other debt securities of different maturities. The Sub-Adviser seeks to identify maturities along the yield curve (i.e., the relative yield on US treasury securities of different maturities) where the Fund can capture the greatest return per unit of risk, while seeking to maintain an overall risk profile similar to the benchmark.

     TRADING/MARKET TIMING STRATEGIES: Strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. An example of one strategy is global bond market rotation that is designed to rotate through attractive combinations of currencies and bond yields by extending or reducing maturities to capture changes in interest rates and inflation. Another is a hedged global commodity strategy designed to capture commodities' upside volatility more predictable returns from long and long/short global bond strategies.

     MARKET NEUTRAL EQUITY STRATEGIES: Strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short with equity portfolios of generally the same size, usually in the same market. These strategies are typically constructed to attempt to be dollar or beta neutral and may attempt to control the industry, sector, market capitalization and other potential market bias exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

     LONG/SHORT EQUITY STRATEGIES: Strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally or substantially in net long or net short in position, and may, but need not, attempt to yield a low beta and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

     LONG-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the certain markets, industries, or geographical areas. Such strategies would likely be employed to take advantage of an oversold market, industry or geographical area or where such market, industry or geographical area presents an attractive opportunity.

     SHORT-ONLY EQUITY STRATEGIES: Strategies designed to capitalize on the expertise of Sub-Advisers that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

     DISTRESSED SECURITIES STRATEGIES: Strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

     FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: Strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt--commonly "junk bonds." Additionally, the Fund may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.



                                  RISK FACTORS


     Additional information about the principal risks of the Fund:


                                   BORROWING


     The Fund may borrow up to 30% of the value of its net assets to increase its holding of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.


                           EMERGING MARKETS SECURITIES

     Investments of the Worldwide Absolute Return Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries is subject to highly volatile returns, involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

                          FOREIGN CURRENCY TRANSACTIONS

     Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Worldwide Absolute Return Fund, with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of their overall strategy. The Fund will conduct its foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

     A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Fund's Custodian will place cash or U.S. Government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At the maturity of a forward contract.

     Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Sub-Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

     The Fund will enter into forward contracts to duplicate a cash market transaction and may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

                               FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign securities will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

     The Worldwide Absolute Return Fund may invest in issuers in Russia and other countries whose settlement, clearing and registration of securities is in an underdeveloped state. For example, in Russia, ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. In other countries, the Fund will adopt similar procedures. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Fund's investment adviser or sub-adviser.

     Investments may be made from time to time by the Fund in companies in developing countries as well as in developed countries. The Fund may have a substantial portion of its assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in Latin America, Central and Eastern Europe and the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed markets.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

                        FUTURES AND OPTIONS TRANSACTIONS

     The Worldwide Absolute Return Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Fund may also buy and sell commodities futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

     Upon entering into a futures contract, the Fund must make a margin deposit with the broker, known as "initial margin." As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin", to cover any additional obligations it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

     The Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its position and thus be subject to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities".

     The Fund may also invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.


     The Fund's use of financial futures contracts and options on such futures contracts, and commodity futures contracts and options on such futures contracts may reduce the Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest. Because the financial markets in the developing countries are not as developed as those in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks.

     The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     It is the policy of the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Fund and its shareholders. One of these requirements is that at least 90% of the Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contracts transactions may be materially limited by this test.

     The Fund may write, purchase or sell covered call or put options. Any options transaction involves the writer of the option, upon receipt of a premium, giving the purchaser, upon payment of a premium, right to sell (put option) or buy (call option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying assets at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When the Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or liquid equity or debt securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

     The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, and are generally considered illiquid securities.

                                   OTHER RISKS

                       COLLATERALIZED MORTGAGE OBLIGATIONS


     The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

     Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities.

     Mortgage holders often refinance when interest rates fall; reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

                                COMMERCIAL PAPER

     The Worldwide Absolute Return Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

                               DIRECT INVESTMENTS

     Worldwide Absolute Return Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Fund will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser or Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

     Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases, the Fund's direct investments will fund new operations for an enterprise which itself is engaged in similar operations, or is affiliated with an organization that is engaged in similar operations.

     Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of the registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the lim-itation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.

                                   HARD ASSETS

     Worldwide Absolute Return Fund may invest in hard assets securities. Hard asset securities include forward, fixtures and options contracts on hard assets, and stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of hard assets: precious metals, natural resources, real estate and commodities.

     The production and marketing of hard assets may be affected by actions and changes in governments. In addition, hard assets and hard asset securities may be cyclical in nature. During periods of economic or financial instability, hard asset securities may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Hard asset securities may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

                            INITIAL PUBLIC OFFERINGS

     Worldwide Absolute Return Fund may invest in initial public offerings. The first stock sold by a company going public.

     There may be a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

                           MORTGAGE-BACKED SECURITIES


     The Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.


                             PARTLY PAID SECURITIES


     The Fund may invest in partly paid securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."


     The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

                                 PRECIOUS METALS

     Worldwide Absolute Return Fund may invest in precious metals. Precious metals trading is a speculative activity, and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, a Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Worldwide Absolute Return Fund may be required, therefore, to hold precious metals or sell them at a loss, or to sell portfolio securities at a gain, when they would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodian costs for securities.

                             REAL ESTATE SECURITIES

     Although  Worldwide  Absolute  Return  Fund will not invest in real  estate directly, the Fund may invest in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; uninsured damages from acts of war or terrorism, floods, earthquakes or other natural or man-made disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

                              REPURCHASE AGREEMENTS


     The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.


                                    WARRANTS


     Warrants are derivative instruments that permit, but do not obligate, the holder to purchase other securities.


     Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

                             INVESTMENT RESTRICTIONS


     The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     The Fund may not:


     1. Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

     2. Issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regula- tion from time to time.

     3. Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in con- nection with its investments in other investment companies.

     4. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in secu- rities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securi- ties that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     5. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     6.   Make loans,  except that the Fund may (i) lend  portfolio  securities,
          (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers'accep- tances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

     7. Purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the secu- rities of one or more issuers conducting their principal business activities in the same industry.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. In addition, the Fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

                          INVESTMENT ADVISORY SERVICES


     The investment adviser and manager of the Fund is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Worldwide Absolute Return Fund has entered into Sub-Advisory Agreements with the following Sub-Advisers: AXA Rosenberg Investment Management LLC, Analytic Investors, Inc., Coda Capital Asset Management LLC, Gotham Advisors, Inc. Grantham, Mayo, Van Otterloo & Co. LLC, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., and Straits Global Management, LLC, each dated as of May 1, 2003. The Adviser and Sub-Advisers furnish an investment program for the Fund and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held. With respect to Worldwide Absolute Return Fund, the Adviser recommends to the Board the employment, termination and replacement of Sub-Advisers. The

Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act, and manages or advises managers of portfolios of pension plans and others.

     At a meeting of the Board of Trustees held on April 23, 2003, the Board, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), approved the Advisory Agreement with the Adviser and the Sub-Advisory Worldwide Agreements between the Adviser and the Sub-Advisers with respect to the Worldwide Absolute Return Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Advisory and Sub-Advisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Adviser and the Sub-Advisers, including fees and projected expense information about the Fund and other similar mutual funds. The Trustees also reviewed information provided by the Sub-Advisers relating to its operations, personnel, investment philosophy and investment strategies and techniques.

     With respect to the Adviser, the Trustees  considered,  among other things:
(a) the process for selecting Sub-Advisers; (b) the manner in which the Adviser will monitor the investment performance and consistency of investment approach of the Sub-Advisers; and (c) the Adviser's administrative capabilities including its ability to supervise the Funds' other service providers.

     With respect to the Sub-Advisers, the Trustees considered, among other things: (i) the services to be rendered by the Sub-Advisers; (ii) the fit between the particular investment strategy that the Sub-Adviser would use in managing the Fund (its "Investment Strategy") and the Fund's investment objective and policies; and (iii) the performance of the Sub-Adviser relative to appropriate indices.

     In the course of their deliberations regarding the Advisory Agreement and each Sub-Advisory Agreement, the Trustees reached the following conclusions, among others: (A) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;
(B) the Sub-Adviser's personnel is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (C) the Sub-Adviser's Investment Strategy is well suited to the Fund's investment objective and policies; (D) the Sub-Adviser is likely to execute the Investment Strategy in a consistent, disciplined manner over time; and (E) the Funds' advisory expenses are reasonable in relation to those of similar funds and to the services provided or to be provided by the Adviser and the Sub-Advisers.

     The Adviser or its affiliates provide the Funds with office space, facilities and simple business equipment and provide the services of executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreements, the Adviser or its affiliates compensate all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

     The Advisory Agreements and Sub-Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreements or Sub-Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory Agreements for Worldwide Ultra Short-term Income Fund was approved on February 13, 2003. The Advisory Agreement and the Sub-Advisory Agreements for Worldwide Absolute Return Fund were approved on April 23, 2003.

     The expenses borne by the Fund includes the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors'fees and expenses, brokerage commissions for portfolio transactions, interest and dividends paid on securities sold short, taxes, (if any), the advisory fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

     The management fee for Worldwide Absolute Return Fund is at an annual rate of 2.50% of average daily net assets. These fees are computed daily and paid monthly and include the fee paid to the Adviser for accounting and administrative services. The fee paid for the Sub-Advisers of the Worldwide Absolute Return Fund are borne by the Adviser.


     Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Funds. For these services, the agreements provide for reimbursement to the Adviser.


     Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser and a Trustee of the Trust.


                                 THE DISTRIBUTOR


     Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds at a meeting held on February 13, 2003.

     The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser and in the case of Worldwide Absolute Return Fund, the Sub-Advisers, are responsible for decisions to buy and sell securities and other investments for the Funds, and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

     In purchasing and selling the Funds' portfolio investments, it is the Adviser's and Sub-Advisers' policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser and Sub-Advisers will consider various relevant factors, including, but not limited to, the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services rendered on a continuing basis, and the reasonableness of any commissions.

     The Adviser or a Sub-Adviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser or a Sub-Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser or a Sub-Adviser under its Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser, or Sub-Adviser in serving its other clients or clients of the Adviser's affiliates. In addition the Funds occasionally direct the Adviser or a Sub-Adviser to direct brokerage to certain brokers with which they have directed brokerage arrangements.

     The Trustees periodically review the Adviser's and Sub-Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. The Trustees also review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

     Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser, a Sub-Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser and Sub-Advisers to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which are considered in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities, and the then-availability in the particular account of funds for investment. Portfolio securities held by one client may also be held by one or more of other clients or by clients of affiliates. When two or more clients or clients of affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     While it is the policy of the Funds (except Worldwide Absolute Return Fund, generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser or a Sub-Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of the Funds may vary greatly from year to year.


     Worldwide Absolute Return Fund anticipate its annual portfolio turnover rates will exceed 100%.


     Due to the high rate of turnover, a Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

     The Adviser and Sub-Advisers may allocate Fund portfolio transactions to brokers which are affiliated with the Adviser or Sub-Adviser pursuant to procedures adopted by the Fund's Board of Trustees.

     The Adviser and Sub-Advisers do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Adviser and Sub-Advisers, as well as their respective affiliates provide investment advisory services to other mutual funds, private investment funds, client accounts and conduct investment activities for their own accounts (together "Other Accounts") which may have investment objectives or may implement investment strategies similar to those of the Funds. Additionally certain of the Other Accounts may also from time to time implement investment strategies which may include transactions that are identical to the Funds'positions or directly contrary to the positions taken by the Funds. These strategies may include, among others, short sales, long/short trading, and pairs trading, as well as swaps and derivates trades. These activities may not be advantageous to the Funds. While the Adviser believes the Funds are not disadvantaged it has adopted procedures to monitor potential conflicts.

                              TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below. The Board of Trustees is responsible for supervising the operation of the Funds. It establishes the Funds' major policies, reviews investments, and provides guidelines to the Advisor and others who provide services to the Funds.

     The present members of the Audit Committee are Richard C. Cowell, David J. Olderman and Richard D. Stamberger. This Committee met three times in 2002. The duties of this Committee include meeting with representatives of the independent accountants to review fees, services, procedures, conclusions and recommendations of independent auditors and to discuss the Funds' system of internal controls. Thereafter, the Committee reports to the Board of the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.


     The present members of the Corporate Governance Committee of the Board of Trustees is Ralph F. Peters. This Committee met once in 2002. The duties of this Committee include consideration of recommendations on nominations for
Independent Trustees and review of the composition of the Board, and recommendations of meetings, compensation, corporate governance and similar matters.


     The present members of the Executive Committee are John C. van Eck and Ralph F. Peters. This Committee met once in 2002. The duties of this Committee are to exercise the general powers of the Board of Trustees between meetings of the Board.


TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                       NUMBER OF
POSITION(S) HELD WITH                         PRINCIPAL                    PORTFOLIOS IN
FUND AND LENGTH OF                          OCCUPATION(S)                  FUND COMPLEX
SERVICE AS A VAN ECK                         DURING PAST                     OVERSEEN              OTHER DIRECTORSHIPS
TRUSTEE(2):                                  FIVE YEARS:                    BY TRUSTEE:                   HELD:
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
John C. van Eck, CFA         Chairman, Van Eck                                  10        Chairman of the Board
(9/15/15)+*                  Associates Corporation                                       and President of two other
Chairman and Trustee         and former Director of                                       investment companies advised
since 1985                   Van Eck Securities Corporation                               by the Adviser
---------------------------------------------------------------------------------------------------------------------------
Jan F. van Eck               Director, Van Eck Associates                       10        Trustee of another investment
(9/26/63)+**                 Corporation; President and Director,                         company advised by the Adviser
Trustee since 2000           Van Eck Securities Corporation
                             and other affiliated companies;
                             President and Director, Van Eck
                             Capital, Inc.; President and
                             Director, Van Eck Absolute Return
                             Advisers Corporation
---------------------------------------------------------------------------------------------------------------------------
Derek S. van Eck             President of Worldwide Hard Assets                 10        Trustee of another
(9/16/64)+**                 Fund series and the Worldwide Real                           investment company
Trustee since 1999           Estate Fund series of Van Eck                                advised by the Adviser
                             Worldwide advised by the Adviser Insurance Trust
                             and the Global Hard Assets Fund series of
                             Van Eck Funds; Executive Vice President,
                             Director, Global Investments and President and
                             Director of Van Eck Associates Corporation and
                             Executive Vice President and Director of Van Eck
                             Securities Corporation and other affiliated
                             companies.
---------------------------------------------------------------------------------------------------------------------------

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                       NUMBER OF
POSITION(S) HELD WITH                 PRINCIPAL                            PORTFOLIOS IN
FUND AND LENGTH OF                  OCCUPATION(S)                          FUND COMPLEX
SERVICE AS A VAN ECK                 DURING PAST                             OVERSEEN               OTHER DIRECTORSHIPS
TRUSTEE(2):                          FIVE YEARS:                            BY TRUSTEE:                    HELD:
---------------------------------------------------------------------------------------------------------------------------
Richard C. Cowell             Private investor                                  10        Trustee of another investment
(6/13/27)                                                                                 company advised by the Adviser;
Trustee since 1985                                                                        Director, West Indies &
                                                                                          Caribbean Development Ltd.
---------------------------------------------------------------------------------------------------------------------------
David J. Olderman             Private investor                                  10        Trustee of two other investment
(8/19/35)                                                                                 companies advised by the Adviser
Trustee since 1994
---------------------------------------------------------------------------------------------------------------------------
Ralph F. Peters               Private investor                                  10        Trustee of another investment
(8/19/35)*++                                                                              company advised by the
Trustee since 1987                                                                        Adviser; Director, Sun Life
                                                                                          Insurance and Annuity Company
                                                                                          of New York; Director, U.S. Life
                                                                                          Income Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
Richard D. Stamberger         President, and CEO,                               10        Trustee of two other investment
(5/29/59)                     SmartBrief.com                                              companies advised by the
Trustee since 1994                                                                        Adviser; Partner and Co-founder,
                                                                                          Quest Partners, LLC; Executive
                                                                                          Vice President, Chief Operating
                                                                                          Officer and Director of NuCable
                                                                                          Resources Corporation; Director,
                                                                                          India Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------------

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,
POSITION(S) HELD WITH                              PRINCIPAL
FUND AND LENGTH OF                               OCCUPATION(S)
SERVICE AS A VAN ECK                              DURING PAST                                 OTHER DIRECTORSHIPS
TRUSTEE(2):                                       FIVE YEARS:                                        HELD:
---------------------------------------------------------------------------------------------------------------------------
OFFICERS:
Bruce J. Smith              Senior Vice President and Chief                         Officer of two other
(3/15/55)                   Financial Officer, Van Eck Associates                   investment companies
Officer since 1985          Corporation; Van Eck Securities Corporation             advised by the Adviser
                            and other affiliated companies
---------------------------------------------------------------------------------------------------------------------------
Thomas H. Elwood            Vice President, Secretary and General                   Officer of two other
(8/11/47)                   Counsel, Van Eck Associates Corporation,                investment companies
Officer since 1998          Van Eck Securities Corporation and                      advised by the Adviser
                            other affiliated companies
---------------------------------------------------------------------------------------------------------------------------
Alex W. Bogaenko            Director of Portfolio Administration,                   Officer of two
(4/13/63)                   Van Eck Associates Corporation and                      other investment companies
Officer since 1997          Van Eck Securities Corporation                          advised by the Adviser
---------------------------------------------------------------------------------------------------------------------------
Charles T. Cameron          Director of Trading, Van Eck                            Officer of another
(3/30/62)                   Associates Corporation; Co-Portfolio                    investment company
Officer since 1996          Manager, Worldwide Bond Fund Series                     advised by the Adviser
---------------------------------------------------------------------------------------------------------------------------
Susan C. Lashley            Vice President, Mutual Fund                             Officer of another
(1/21/55)                   Operations, Van Eck Securities Corporation              investment company
Officer since 1988          and Van Eck Associates Corporation                      advised by the Adviser
---------------------------------------------------------------------------------------------------------------------------

----------
    (1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.
    (2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees. Ages as of May 1, 2003.
      + An "interested person" as defined in the 1940 Act. John C. van Eck, Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the Adviser.
      * Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board.
     **  Son of Mr. John C. van Eck.
     ++  Member of the Corporate Governance Committee.
      P. Member of Audit Committee -- reviews fees, services, procedures, conclusions and recommendations of independent auditors.


                                      TRUSTEE SHARE OWNERSHIP
                                      -----------------------


                                                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                  IN ALL REGISTERED INVESTMENT COMPANIES
                                     DOLLAR RANGE OF                      OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE               EQUITY SECURITIES IN THE FUND           FAMILY OF INVESTMENT COMPANIES
---------------               -----------------------------    --------------------------------------------
John C. van Eck                            $0                                  Over $100,000
Derek S. van Eck                            0                                  Over $100,000
Jan F. van Eck                              0                                  Over $100,000
Ralph F. Peters                             0                                    $1-$10,000
Richard C. Cowell                           0                                       None
David J. Olderman                           0                                       None
Richard D. Stamberger                       0                                       None

                                                2002 COMPENSATION TABLE


                                   VAN ECK WORLDWIDE             VAN ECK WORLDWIDE
                                    INSURANCE TRUST               INSURANCE TRUST             TOTAL FUND COMPLEX
                                (CURRENT TRUSTEES FEES)       (CURRENT TRUSTEES FEES)          COMPENSATION (A)
                                -----------------------       -----------------------         ------------------
John C. van Eck                            $0                            $0                           $0
Richard C. Cowell                       $21,324                          $0                         $38,500
David J. Olderman                          $0                         $21,234                       $33,500
Ralph F. Peters                         $14,904                          $0                         $33,500
Richard D. Stamberger                   $15,993                        $5,331                       $33,500
Derek S. van Eck                          N/A                           N/A                           N/A
Jan F. van Eck                            N/A                           N/A                           N/A


----------
(a) The term "fund complex" refers to the Funds of the Trust and the series of the Van Eck Funds, which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retire- ment benefits, is paid to the Trustees by the fund complex.

                             PRINCIPAL SHAREHOLDERS

     As of April 30, 2003, the Adviser was the sole shareholder of each Fund.

                               PURCHASE OF SHARES

     The Worldwide Absolute Return Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Fund will compute its net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever the Board judges it is in a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

                               VALUATION OF SHARES

     The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

     Shares of the Funds are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share.

     The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

     The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

     Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                      TAXES


     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and
(b) satisfy certain diversification requirements.


     As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

                               REDEMPTIONS IN KIND

     The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE


     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Fund have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


   P(1+T)n = ERV

   Where: P =    a hypothetical initial payment of $1,000
          T =    average annual total return
          n =    number of years
          ERV =  ending redeemable value of a hypothetical
                 1,000 payment made0at thembeginningaoftthebeginning of the 1, 5, or 10 year periods at the end of the year or period;

     The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:


   [(B-A)/A](100)=ATR
   Where:   A =    initial investment
            B =    value at end of period
            ATR =  aggregate total return


     The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     Performance figures of a Fund are not useful for comparison purposes, because they do not reflect the charges and deductions at the separate account level. As Worldwide Absolute Return Fund commenced operations on May 1, 2003 performance data are not available.


                            DESCRIPTION OF THE TRUST

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.


     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, five Funds of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Absolute Return Fund and Worldwide Real Estate Fund.

     Worldwide Absolute Return Fund is classified as a non-diversified fund under the 1940 Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

     Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shareholders of all Funds are entitled to vote matters affecting all of the Funds (such as the election of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholder of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                              PROXY VOTING POLICIES

                              ADOPTED JULY 30, 2003

                                  INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the "Commission") adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to requiring advisers to maintain certain proxy voting records. Both Rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients' securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a "fraudulent, deceptive, or manipulative" act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

                      PROXY VOTING POLICIES AND PROCEDURES

I     RESOLVING MATERIAL CONFLICTS OF INTEREST.

      A. A "MATERIAL CONFLICT" means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, "Adviser"), or an "affiliated person" of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company; a portfolio company that is a significant selling agent of Van Eck's products and services; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

      B. Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

            i. Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used;

            ii. Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

            iii. The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or
                  (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

            iv. Any deviations form the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

II    VOTING CLIENT PROXIES.

      A.    The   portfolio   manager  or  analyst   covering  the  security  is
            responsible for making voting decisions.

      B. Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that proxies are timely voted.

                              DISCLOSURE TO CLIENTS

      A.    Notification of Availability of Information

            i. Client Brochure. The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted.

            ii. The Client Brochure or Part II of Form ADV will be mailed to each client annually in June of each year. iii. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

      B.    Availability of Proxy Voting Information

            i. Hard Copy. At the client's request or if the information is not available on VEAC's website, hard copy will be mailed to each client.

            ii. Internet. Proxy voting information will be available to each client on VEAC's website at vaneck.com. Information with respect to each client account will be accessible by the client.

      C. Mutual Fund Shareholders. Each mutual fund shareholder will be given access to his or her fund's voting record. Availability of Proxy Voting Policies and Procedures. These policies and procedures will be included in the Client Brochure or Part II of Form ADV. These policies and procedures will be provided to clients upon request.

RECORDKEEPING REQUIREMENTS

A. VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

    -  proxy statements received;
    -  exchange ticker symbol of the portfolio security;
    -  CUSIP, CEDOL or other identifying number for the portfolio security;
    -  shareholder meeting date;
    -  brief identification of the matter voted on;
    -  whether the matter was proposed by the issuer or by a shareholder;
    -  whether a vote was cast on the matter;
    - how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

    - whether the vote was cast for or against management. Records of written client requests;
    - records of written responses from VEAC to either written or oral client requests; and any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision.

B. Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

C. Proxy voting records will be maintained in all easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.


                             PROXY VOTING GUIDELINES

                           I.  THE BOARD OF DIRECTORS

A.   DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote on a case-by-case basis for director nominees, examining the following factors:

    o   long-term corporate performance record relative to a market index;
    o   composition of board and key board committees;
    o   nominee's investment in the company;
    o   whether a retired CEO sits on the board; and
    o   whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

    o   corporate governance provisions and takeover activity;
    o   board decisions regarding executive pay;
    o   director compensation;
    o   number of other board seats held by nominee; and
    o   interlocking directorships.

B.   CHAIRMAN AND CEO ARE THE SAME PERSON

    o Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.   MAJORITY OF INDEPENDENT DIRECTORS

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.   STOCK OWNERSHIP REQUIREMENTS

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.   TERM OF OFFICE

Vote against shareholder proposals to limit the tenure of outside directors.

F.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Vote  on  a  case-by-case  basis  proposals   concerning  director  and  officer
indemnification and liability protection.

Vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director's legal expenses would be covered.

G.   DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

    o long-term financial performance of the target company relative to its industry;
    o   management's track record;
    o   background to the proxy contest;
    o   qualifications of director nominees (both slates);
    o evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
    o   stock ownership positions.

H.   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

I.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.


                               II.  PROXY CONTESTS

A.   REIMBURSE PROXY SOLICITATION EXPENSES

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.


                                  III.  AUDITORS

RATIFYING AUDITORS

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.


                   IV.  SHAREHOLDER VOTING AND CONTROL ISSUES

A.   CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote for proposals to permit cumulative voting.

B.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

FAIR PRICE PROVISION

Vote on a case-by-case basis when examining fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

GREENMAIL

Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Vote on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote against dual class exchange offers.

Vote against dual class recapitalizations

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

CONFIDENTIAL VOTING

Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

EQUAL ACCESS

Vote for shareholders proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Vote on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

SHAREHOLDER ADVISORY COMMITTEES

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.


                              V.  CAPITAL STRUCTURE

A.   COMMON STOCK AUTHORIZATION

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B.   STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.   REVERSE STOCK SPLITS

Vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.   BLANK CHECK PREFERRED AUTHORIZATION

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E.   SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.   ADJUST PAR VALUE OF COMMON STOCK

Vote for management proposals to reduce the par value of common stock.

G.   PREEMPTIVE RIGHTS

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.   DEBT RESTRUCTURINGS

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

     o DILUTION - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?

     o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.   SHARE REPURCHASE PROGRAMS

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                           VI.  EXECUTIVE COMPENSATION

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with cash components of pay. We estimate the present value of short- and long-term incentives, derivative awards, and cash/bonus compensation - which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.   OBRA-RELATED COMPENSATION PROPOSALS

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
     FEATURES

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OKRA.

B.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE PAY

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

C.   GOLDEN AND TIN PARACHUTES

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

D.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e. , generally greater than 5 % of outstanding shares).

E.   401(k) EMPLOYEE BENEFIT PLANS

Vote for proposals to implement a 401(k) savings plan for employees.


                           VII.  STATE OF INCORPORATION

A.   VOTING ON STATE TAKEOVER STATUTES

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.   VOTING ON REINCORPORATION PROPOSALS

Vote on a case-by-case basis proposals to change a company's state of incorporation.


                   VIII.  MERGERS AND CORPORATE RESTRUCTURINGS

A.   MERGERS AND ACQUISITIONS

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

     o   anticipated financial and operating benefits;
     o   offer price (cost vs. premium);
     o   prospects of the combined companies;
     o   how the deal was negotiated; and
     o   changes in corporate governance and their impact on shareholder rights.

B.   CORPORATE RESTRUCTURING

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

C.   SPIN-OFFS

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.   ASSET SALES

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.   LIQUIDATIONS

Vote on a case-by-case basis proposals related to liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.   APPRAISAL RIGHTS

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.   CHANGING CORPORATE NAME

Vote on a case by case basis proposal to change.


                             IX.  MUTUAL FUND PROXIES

A.   ELECTION OF TRUSTEES

Vote on trustee nominees on a case-by-case basis.

B.   INVESTMENT ADVISORY AGREEMENT

Vote on investment advisory agreements on a case-by-case basis.

C.   FUNDAMENTAL INVESTMENT RESTRICTIONS

Vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D.   DISTRIBUTION AGREEMENTS

Vote on distribution agreements on a case-by-case basis.


                       X.  SOCIAL AND ENVIRONMENTAL ISSUES

In  general  we  vote  on  a  case-by-case   basis  on  shareholder  social  and
environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases,  however,  we vote for  disclosure  reports that seek  additional
information,   particularly  when  it  appears  companies  have  not  adequately addressed shareholders' social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors

o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

o    the percentage of sales, assets and earnings affected;

o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specificaction;

o whether the company has already responded in some appropriate manner to the request embodied in a proposal;

o whether the company's analysis and voting recommendation to shareholders is persuasive;

o    what other companies have done in response to the issue;

o whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

o whether the subject of the proposal is best left to the discretion of the board.

The following list includes some of the social and environmental issues to which this analysis is applied:

o    energy and environment
o    South Africa
o    Northern Ireland
o    military business
o    maquiladora standards and international operations policies
o    world debt crisis
o    equal employment opportunity and discrimination
o    animal rights
o    product integrity and marketing
o    human resources issues






------------
If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we follow the recommendations of an independent proxy service provider.

                             ADDITIONAL INFORMATION

     CUSTODIAN.  State  Street  Bank and Trust  Company,  225  Franklin  Street,
Boston, Massachusetts 02110, serves as the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

     TRANSFER AGENT. Forum Financial Group LLC, Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent.

     INDEPENDENT AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the Trust's independent auditors.

     COUNSEL. Goodwin Procter LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS


     Audited financial statements for Worldwide Absolute Return Fund are not available at this time.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION PREFERRED STOCK RATINGS:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC--Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a)   Financial Statements included in Prospectus (Part A)

     Financial Highlights or Selected per Share Data and Ratios for the five years ended December 31, 2003;

     The audited financial statements of the Registrant are included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 2003 (Audited) filed with the Securities and Exchange Commission under Section 30(b)(1) and have been incorporated in part B hereof by reference.

 b) Exhibits (An * denotes inclusion in this filing)

   (1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No.
          12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No.
          14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).

   (2) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

   (3)    Not Applicable.

   (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

   (5) Form of Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15 ).

   (5)(a) Form of Sub-Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15).

   (6)(a) Form of Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 1).

   (6)(b) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (7)    Not Applicable.

   (8) Global Custody Agreement incorporated by reference to Post- Effective Amendment No. 21).

   (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (10) Opinions of Goodwin, Procter & Hoar, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15).

   (11)*  Consent of Independent Accountants.

   (12)   Not Applicable.

   (13) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (14)   Not Applicable.

   (15)   Not Applicable.

   (16) Computation of Performance Quotation. Incorporated by reference to Post-Effective Amendment No. 15.

   (17)   Not Applicable.

   (18) Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 21).

   (19) Code of Ethics(incorporated by reference to Post-Effective Amendment No. 21)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 26. NUMBER OF RECORD HOLDERS OF SECURITIES

Set forth below are the number of Record holders, as of December 31, 2003 of each series of the Registrant:

        Class and Title                Number of Record Holders
        ---------------                ------------------------

        Worldwide Emerging Markets Fund           33
        Worldwide Hard Assets Fund                44
        Worldwide Bond Fund                       17
        Worldwide Real Estate Fund                12
        Worldwide Absolute Return Fund            xx


ITEM 27. INDEMNIFICATION

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds and Van Eck Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

Name and Principal      Position and Offices         Position and Office
Business Address         with Underwriter             with Registrant
----------------------  ---------------------------  ------------------------

John C. van Eck         Chairman and Director        Chairman and President
99 Park Avenue
New York, NY

Jan F. van Eck          Executive Vice President     Trustee
99 Park Avenue          and Director
New York, NY

Sigrid S. van Eck       Vice President               None
575 Park Avenue         and Assistant Treasurer
New York, NY            and Director

Derek S. van Eck        Director                     Trustee and Executive Vice
99 Park Avenue                                       President
New York, NY

Bruce J. Smith          Vice President and Chief     Vice President and
99 Park Avenue          Financial Officer,           Treasurer
New York, NY            Treasurer, Controller

Thomas H. Elwood        Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Susan C. Lashley        Managing Director,           Vice President
99 Park Avenue          Operations
New York, NY

Keith A. Fletcher       Senior Managing Director     None
99 Park Avenue
New York, NY

(c) Not Applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------

31a-1(b)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------

31a-1(b)(6)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(8)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(9)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(10)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(11)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------

31a-1(b)(12)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(c)                       Not Applicable

31a-1(d)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-2(a)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------

31a-2(b)                       Not Applicable

31a-2(c)                       Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-2(d)                       Not Applicable

31a-2(e)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-3                          Not Applicable

All Other Records              Van Eck Worldwide Insurance Trust
pursuant to the Rule           99 Park Avenue
                               New York, NY 10016


ITEM 31. MANAGEMENT SERVICES

                None


ITEM 32. UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 31st day of December, 2003.

                                    VAN ECK WORLDWIDE INSURANCE TRUST


                                    By:  /s/ John C. van Eck
                                         -------------------------
                                         John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                           Title                      Date
---------                           -----                      ----

/s/ John C. van Eck
--------------------------          Chairman and President     December 31, 2003
John C. van Eck

/s/ Bruce J. Smith
--------------------------          Chief Financial Officer    December 31, 2003
Bruce J. Smith

/s/ Richard Cowell*
--------------------------          Trustee                    December 31, 2003
Richard Cowell

/s/ Ralph F. Peters*
--------------------------          Trustee                    December 31, 2003
Ralph F. Peters

/s/ David J. Olderman*
--------------------------          Trustee                    December 31, 2003
David J. Olderman

/s/ Richard D. Stamberger*
--------------------------          Trustee                    December 31, 2003
Richard D. Stamberger

/s/ Derek S. van Eck*
--------------------------          Trustee                    December 31, 2003
Derek S. van Eck

/s/ Jan F. van Eck*
--------------------------          Trustee                    December 31, 2003
Jan F. van Eck


*By: /s/ John C. van Eck
     -----------------------
     John C. van Eck Attorney in fact